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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10223
                                  ---------------------------------------------

                             ING Senior Income Fund
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

     The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180
                                                   ----------------------------

Date of fiscal year end: February 28
                        ----------------------------------
Date of reporting period: March 1, 2004 to August 31, 2004
                         ---------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

SEMI-ANNUAL REPORT

[GRAPHIC]

FUNDS

SEMI-ANNUAL REPORT

AUGUST 31, 2004


ING SENIOR INCOME FUND


[ING LOGO]

                             ING Senior Income Fund

                               SEMI-ANNUAL REPORT

                                 August 31, 2004

                                Table of Contents

Portfolio Managers' Report                                  2
Statement of Assets and Liabilities                         7
Statement of Operations                                     9
Statements of Changes in Net Assets                        10
Statement of Cash Flows                                    11
Financial Highlights                                       12
Notes to Financial Statements                              14
Additional Information                                     20
Portfolio of Investments                                   21

                             ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Senior Income Fund (the "Fund") is a diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans.

                            PORTFOLIO CHARACTERISTICS
                              AS OF AUGUST 31, 2004

Net Assets                                     $  1,399,088,157
Total Assets                                   $  1,634,123,003
Assets Invested in Senior Loans                $  1,544,048,996
Senior Loans Represented                                    406
Average Amount Outstanding per Loan            $      3,803,076
Industries Represented                                       37
Average Loan Amount per Industry               $     41,731,054
Portfolio Turnover Rate (YTD)                                76%
Weighted Average Days to Interest Rate Reset            41 days
Average Loan Final Maturity                           65 months

PERFORMANCE SUMMARY

During the six months ended August 31, 2004, the Fund's Class A and Q shares each distributed total dividends from income of $0.28, resulting in an average annualized distribution rate of 3.53%(1) and 3.54%(1), respectively. During the same period, the Fund's Class B and C shares each distributed total dividends from income of $0.24, representing an average annualized distribution rate of 3.04%(1) and 3.03%(1), respectively. This represents a spread of 2.23%, 1.74%, 1.73% and 2.24%, for Class A, B, C and Q, respectively, over the average 30-day LIBOR for the period under review.

The Fund's total return for the six months ended August 31, 2004, for each of the share classes, excluding sales charges, ranged from 2.06% on Class A and Q to 1.80% on Class B and C. The Fund ran slightly behind the S&P/LSTA Leveraged Loan Index, which posted a total return of 2.08%(2).

MARKET OVERVIEW

The non-investment grade loan market continued to exhibit both technical and fundamental strength during the six-month period ended August 31, 2004. The primary drivers of loan performance continue to be credit market conditions and liquidity, the overall vigor of the U.S. economy, and the directional nature of short-term interest rates. Each of these elements has been favorably aligned for virtually all of this year; the most recent quarter offered no exception.

During the second calendar quarter of 2004, domestic GDP expanded at an approximate 2.8% pace. While revised downward from earlier estimates, this pace provides a solid footing from which most economists envision renewed acceleration into 2005. Clearly, a vigorous economic backdrop is an essential ingredient to a sustained level of corporate merger and acquisition ("M&A") activity, and in turn, a hearty pipeline of new loan transactions. Coinciding with increasingly robust growth, third quarter M&A-related loan volumes posted their highest totals since the second quarter of 2000. Further, as the economy continues to expand, even at a somewhat uneven pace, and as commodity prices move ever upward, so has the expectation of a continued rise in short-term interest rates. Importantly, unlike fixed rate bonds, returns for which

----------
(1) The distribution rate is calculated by dividing the total distributions declared during the period by the Fund's net asset value at the end of the period. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2) Source: As tracked by Standard & Poor's Leveraged Commentary & Portfolio Management Data Group, a leading data provider to the Loan Market. See additional information regarding the Index on page 5.

                             ING Senior Income Fund
are inversely related to changes in interest rates, the loan asset class, by way of its floating rate profile, is expected to benefit as rates rise. Rounding out the triumvirate of positive factors affecting the loan market, credit trends continue to look relatively stable. Trailing default rates continue to hover near historical lows, and the percentage of the market comprised of loans rated CCC+ or lower by Standard & Poor's recently fell to a level not seen in roughly six years.

For the considerable number of favorable trends impacting the loan market, there are a small number of emerging issues that offer a degree of pause. The price of oil, for one, if sustained at current levels, will certainly have a crimping effect on the pace of economic growth, and more specifically, those corporations that use crude oil as a direct or indirect input. Moreover, strong demand for loans, coupled with high levels of uninvested cash in the hands of investors, has bred a bit of an issuer's market. Not unexpectedly, as a result, we've seen both the compression of borrowing spreads to historical lows over the last few quarters and an increasing inflow of slightly lower quality loans coming to market. We are actively monitoring each of these developments.

                            TOP TEN INDUSTRY SECTORS
                              AS OF AUGUST 31, 2004
                               AS A PERCENTAGE OF:

                                                 TOTAL      NET
                                                 ASSETS    ASSETS
                                                 ------    ------
Healthcare, Education and Childcare               9.4%      10.9%
Cable Television                                  7.2%       8.4%
Printing and Publishing                           6.8%       8.0%
Chemicals, Plastics and Rubber                    6.4%       7.5%
Automobile                                        4.8%       5.6%
Cellular Communications                           4.5%       5.2%
Containers, Packaging and Glass                   4.3%       5.0%
Leisure, Amusement and Entertainment              4.2%       5.0%
Utilities                                         3.9%       4.5%
Radio and TV Broadcasting                         3.9%       4.5%

Portfolio holdings are subject to change daily.

PORTFOLIO SPECIFICS

The Fund during the period benefited from the robust supply of new loans, ongoing broad-based price support due to strong demand for floating rate assets, and solid performance by several of the larger individual holdings. Notable changes in sector holdings during the period include an increase in healthcare (9.4% of total assets at period-end, as compared to 7.0% at the end of February
2004), driven largely by new investment in several large cap issuers in the medical device and or services sub-sectors. We continue to view favorably these components of the healthcare industry based on high barriers to entry and relative stability of cash flows. Industry groups that experienced significant reduction in overall exposure during the period included cable television (7.2% of total assets at period-end, down from 12.7%) and cellular communications (4.5%, versus 8.3%). While we still view these as attractive sectors from a risk-return perspective, increasingly receptive capital markets have offered cable and wireless companies the option of refinancing substantial debt loads at lower overall borrowing costs. The two benchmark issuers, Charter Communications Operating, LLC (third largest U.S. cable operator) and Nextel Finance Company (one of the largest independent wireless providers) both refinanced (and in the case of Nextel, substantially reduced) their loan facilities during the period. We opted at that time to reduce the Fund's respective exposures

                           TOP TEN SENIOR LOAN ISSUERS
                              AS OF AUGUST 31, 2004
                               AS A PERCENTAGE OF:

                                                 TOTAL      NET
                                                 ASSETS    ASSETS
                                                 ------    ------
Charter Communications Operating, LLC             1.9%      2.2%
Davita, Inc.                                      1.5%      1.8%
Allied Waste North America, Inc.                  1.2%      1.3%
Community Health Systems, Inc.                    1.1%      1.3%
Century Cable Holdings, LLC                       1.1%      1.2%
Huntsman International LLC                        1.0%      1.2%
Owens-Illinois Group, Inc.                        1.0%      1.1%
Nextel Finance Company                            0.9%      1.1%
Metro-Goldwyn-Mayer Studios, Inc.                 0.9%      1.1%
Dex Media West, LLC                               0.9%      1.0%

Portfolio holdings are subject to change daily.

                             ING Senior Income Fund
to these companies and simultaneously lock in realized gains. Charter at period-end represented approximately 1.9% of total assets, as compared to 3.2% at the end of February 2004, and Nextel accounted for 0.9%, versus 3.0% (the latter representing the Fund's number two holding at that time).

In short, these adjustments were made to improve an already high level of portfolio diversification. As of August 31, 2004, only seven holdings accounted for more than 1.0% of total assets, and the average amount outstanding per loan represented 0.2% of the Fund's total assets (as compared to 0.3% at the end of February 2004). At approximately 2.6% of total assets, the average sector concentration remained very comfortable.

Importantly, the level of non-performing loans in the Fund (classified as those not currently paying interest and/or principal as contractually stipulated) remained negligible.

[CHART]

                                INVESTMENT TYPES
                              AS OF AUGUST 31, 2004
                       (AS A PERCENT OF TOTAL INVESTMENTS)

Short-Term Investments                        0.8%
Senior Loans                                 98.9%
Other Corporate Debt                          0.2%
Equities and Other Assets                     0.1%

                 PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

USE OF LEVERAGE

The Fund seeks to prudently utilize financial leverage in order to increase the yield to shareholders. As of August 31, 2004, the Fund had $125 million outstanding under a $350 million revolving credit facility.

OUTLOOK

Fundamentally, our near-term outlook for the loan asset class remains positive. Investor demand for floating rate loans, already at a level not seen in several years, is expected to remain quite healthy as the Federal Reserve continues on its path of systematically increasing short-term interest rates. Strong demand typically translates into firm loan prices and stable net asset values. Further, at this point, there appears to be little on the immediate horizon that would threaten what is currently viewed as a fairly benign non-investment grade credit environment. We are on watch, however, for increasingly aggressive transaction structures (e.g., second lien and covenant-light loan facilities). Our strategy remains focused on delivering attractive risk-adjusted returns. As in the past, we will continue to forfeit yield in order to maintain credit discipline.

We thank you for your continued confidence and encourage your questions and comments.


/s/ Jeffrey A. Bakalar                           /s/ Daniel A. Norman

Jeffrey A. Bakalar                               Daniel A. Norman
SENIOR VICE PRESIDENT                            SENIOR VICE PRESIDENT
SENIOR PORTFOLIO MANAGER                         SENIOR PORTFOLIO MANAGER
ING INVESTMENT MANAGEMENT CO.                    ING INVESTMENT MANAGEMENT CO.

ING Senior Income Fund
September 27, 2004

                             ING Senior Income Fund

                                                              AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                                  PERIODS ENDED AUGUST 31, 2004
                                                  -------------------------------------------------------------
                                                                         SINCE INCEPTION       SINCE INCEPTION
                                                                       OF CLASS A, B AND C       OF CLASS Q
                                                  1 YEAR     3 YEAR       APRIL 2, 2001       DECEMBER 15, 2000
                                                  ------     ------    -------------------    -----------------
Including Sales Charge:
   Class A(1)                                      1.28%      3.86%           4.38%                   --
   Class B(2)                                      2.81%      4.37%           4.92%                   --
   Class C(3)                                      4.80%      5.00%           5.33%                   --
   Class Q                                         6.28%      5.48%             --                  5.77%
Excluding Sales Charge:
   Class A                                         6.33%      5.56%           5.88%                   --
   Class B                                         5.81%      4.98%           5.31%                   --
   Class C                                         5.80%      5.00%           5.33%                   --
   Class Q                                         6.28%      5.48%             --                  5.77%

S&P/LSTA Leveraged Loan Index(4)                   6.55%      4.78%           4.98%                 5.24%

The table above illustrates the total return of ING Senior Income Fund against the S&P/LSTA Leveraged Loan Index. The Index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE LOG ON TO www.ingfunds.com OR CALL (800) 992-0180 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH-END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%. Subsequent to the period end, on October 11, 2004, the front-end sales load for Class A Common Shares was reduced to a maximum sales charge of 2.50%. There is no front-end sales charge if you purchase Class A Common Shares in an amount of $1 million or more. However, the shares will be subject to a 1.00% EWC if they are repurchased by the Fund within one year of purchase.
(2) Class B maximum Early Withdrawal Charge ("EWC") is 3% in the first year, declining to 1% in the fifth year and eliminated thereafter.
(3)  Class C maximum EWC is 1% for the first year.
(4) Source: S&P/Loan Syndication Trading Association. The S&P/LSTA Leveraged Loan Index ("LLI") is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index. Since inception performance for the index is shown from March 31, 2001 for Class A, B and C and from December 31, 2000 for Class Q.

                             ING Senior Income Fund

                         YIELDS AND DISTRIBUTIONS RATES

                                   30-DAY SEC YIELDS(1)            AVERAGE ANNUALIZED DISTRIBUTION RATES(2)
                          --------------------------------------   ----------------------------------------
                          CLASS A   CLASS B   CLASS C   CLASS Q      CLASS A   CLASS B   CLASS C   CLASS Q
                          --------------------------------------   ----------------------------------------
  August 31, 2004(3)       3.05%     2.71%     2.71%     3.21%        3.53%     3.04%     3.03%     3.54%
  February 29, 2004(4)     3.08%     2.73%     2.73%     3.21%        4.24%     3.74%     3.74%     4.25%

(1) Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the SEC standardized yield formula for open-end investment companies.

(2) Distribution Rates are calculated by annualizing dividends declared during the period (i.e., divide the monthly dividend amount by the number of days in the month and multiply by the number of days in the fiscal year) and then dividing the resulting annualized dividend by the month-ending NAV.

(3) If the Investment Manager had not waived certain Fund expenses, the 30-Day SEC yield would have been 2.94% for Class A shares, 2.60% for Class B and Class C shares and 3.10% for Class Q shares.

(4) If the Investment Manager had not waived certain Fund expenses, the 30-Day SEC yield would have been 3.00% for Class A shares, 2.66% for Class B and Class C shares and 3.13% for Class Q shares.

PRINCIPAL RISK FACTOR(S): This closed-end Fund may invest in below investment grade senior loans. Investment in the Fund involves the risk that borrowers may default on obligations, or that lenders may have difficulty liquidating the collateral securing the loans or enforcing their rights under the terms of the senior loans. Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Fund's NAV. The use of leverage for investment purposes increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage.

The Fund may be limited in its ability to sell loans in its portfolio in a timely fashion and/or at a favorable price due to the limited secondary market for loans. The price of loans can increase in the secondary market and the rate of interest payable on new loans can be adversely affected by an increase in demand for loans. If more than 5% of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Investments in foreign borrowers involve the following possible risks: potential for political, social and economic adversity, differing legal systems and laws, and less rigorous regulatory requirements than U.S. borrowers.

INTEREST RATE RISK: Changes in market interest rates will affect the yield on the Fund's Common Shares. If market interest rates fall, the yield on the Fund's Common Shares will also fall. In addition, changes in market interest rates may cause the Fund's NAV to experience moderate volatility because of the lag between changes in market rates and the resetting of the floating rates on assets in the Fund's portfolio. To the extent that market interest rate changes are reflected as a change in the market spreads for loans of the type and quality in which the Fund invests, the value of the Fund's portfolio may decrease in response to an increase in such spreads. Finally, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack the resources to meet higher debt service requirements.

                             ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2004 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,538,178,415)                 $   1,548,256,328
Repurchase Agreement                                                            12,000,000
Cash                                                                            41,447,226
Receivables:
   Fund shares sold                                                             22,074,048
   Interest                                                                      6,158,869
   Investment securities sold                                                    3,670,961
Prepaid expenses                                                                   409,081
Prepaid arrangement fees on notes payable                                              189
Reimbursement due from manager                                                     106,301
                                                                         -----------------
     Total assets                                                            1,634,123,003
                                                                         -----------------
LIABILITIES:
Payable for investments purchased                                              102,984,568
Notes payable                                                                  125,000,000
Accrued interest payable                                                           164,619
Deferred arrangement fees                                                        1,289,858
Payable to affiliates                                                            1,615,779
Income distribution payable                                                      3,542,869
Accrued trustee fees                                                                 1,448
Other accrued expenses and liabilities                                             435,705
                                                                         -----------------
     Total liabilities                                                         235,034,846
                                                                         -----------------
NET ASSETS                                                               $   1,399,088,157
                                                                         =================
NET ASSETS CONSIST OF:
Paid-in capital                                                          $   1,384,831,604
Accumulated distributions in excess of net investment income                    (1,421,974)
Accumulated net realized gain on investments                                     5,600,614
Net unrealized appreciation on investments                                      10,077,913
                                                                         -----------------
NET ASSETS                                                               $   1,399,088,157
                                                                         =================

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2004 (Unaudited)
(continued)

CLASS A:
   Net assets                                                            $     451,168,632
   Shares authorized                                                             unlimited
   Par value                                                             $            0.01
   Shares outstanding                                                           29,090,243
   Net asset value and redemption price per share                        $           15.51
   Maximum offering price per share (4.75%)(1)                           $           16.28

CLASS B:
   Net assets                                                            $     108,907,301
   Shares authorized                                                             unlimited
   Par value                                                             $            0.01
   Shares outstanding                                                            7,032,915
   Net asset value and redemption price per share (2)                    $           15.49
   Maximum offering price per share                                      $           15.49

CLASS C:
   Net assets                                                            $     600,568,734
   Shares authorized                                                             unlimited
   Par value                                                             $            0.01
   Shares outstanding                                                           38,753,017
   Net asset value and redemption price per share (2)                    $           15.50
   Maximum offering price per share                                      $           15.50

CLASS Q:
   Net assets                                                            $     238,443,490
   Shares authorized                                                             unlimited
   Par value                                                             $            0.01
   Shares outstanding                                                           15,436,058
   Net asset value and redemption price per share                        $           15.45
   Maximum offering price per share                                      $           15.45

----------
(1) Maximum offering price is computed at 100/95.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable Early Withdrawal Charge.

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

STATEMENT OF OPERATIONS for the six months ended August 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest                                                                 $      21,150,298
Arrangement fees earned                                                            383,263
Other                                                                              824,711
                                                                         -----------------
     Total investment income                                                    22,358,272
                                                                         -----------------
EXPENSES:
Investment management fees                                                       3,908,008
Administration fees                                                                497,945
Distribution and service fees:
     Class A                                                                       356,293
     Class B                                                                       431,165
     Class C                                                                     1,566,618
     Class Q                                                                       207,613
Transfer agent fees:
     Class A                                                                        65,526
     Class B                                                                        20,304
     Class C                                                                        97,190
     Class Q                                                                        38,688
Shareholder reporting expense                                                      220,541
Interest expense                                                                   371,216
Custodian fees                                                                     229,150
Credit facility fees                                                               262,252
Professional fees                                                                  176,872
Trustee fees                                                                         5,628
Registration fees                                                                  222,680
Miscellaneous expense                                                               21,410
                                                                         -----------------
     Total expenses                                                              8,699,099
                                                                         -----------------
Less:
     Net waived and reimbursed fees                                                251,178
                                                                         -----------------
     Net expenses                                                                8,447,921
                                                                         -----------------
       Net investment income                                                    13,910,351
                                                                         -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                 3,956,809
Net change in value of investments                                                (957,692)
                                                                         -----------------
Net realized and unrealized gain on investments                                  2,999,117
                                                                         -----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $      16,909,468
                                                                         =================

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                            SIX MONTHS              YEAR
                                                                               ENDED                ENDED
                                                                            AUGUST 31,          FEBRUARY 29,
                                                                               2004                 2004
                                                                         -----------------    -----------------
FROM OPERATIONS:
Net investment income                                                    $      13,910,351    $      16,291,872
Net realized gain on investments                                                 3,956,809            5,249,490
Net change in value of investments                                                (957,692)          12,520,783
                                                                         -----------------    -----------------
Net increase in net assets resulting from operations                            16,909,468           34,062,145
                                                                         -----------------    -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A                                                                      (4,952,144)          (2,804,728)
   Class B                                                                      (1,301,639)          (1,277,656)
   Class C                                                                      (6,256,393)          (4,349,387)
   Class Q                                                                      (2,931,544)          (8,270,536)
Net realized gain on investments:
   Class A                                                                              --             (107,928)
   Class B                                                                              --              (46,487)
   Class C                                                                              --             (181,082)
   Class Q                                                                              --             (159,555)
                                                                         -----------------    -----------------
Total distributions                                                            (15,441,720)         (17,197,359)
                                                                         -----------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                               878,119,256          585,241,477
Dividends reinvested                                                             7,972,535            9,503,996
                                                                         -----------------    -----------------
                                                                               886,091,791          594,745,473
Cost of shares repurchased                                                    (157,198,271)        (219,625,660)
                                                                         -----------------    -----------------
Net increase in net assets resulting from
   capital share transactions                                                  728,893,520          375,119,813
                                                                         -----------------    -----------------
Net increase in net assets                                                     730,361,268          391,984,599
                                                                         -----------------    -----------------
NET ASSETS:

Beginning of period                                                            668,726,889          276,742,290
                                                                         -----------------    -----------------
End of period                                                            $   1,399,088,157    $     668,726,889
                                                                         =================    =================
Undistributed net investment income (accumulated
   distributions in excess of net investment income)
   at end of period                                                      $      (1,421,974)   $         109,395
                                                                         =================    =================

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

STATEMENT OF CASH FLOWS for the six months ended August 31, 2004 (Unaudited)

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest received                                                               $      17,116,111
   Facility fees paid                                                                        (17,779)
   Arrangement fee received                                                                  527,938
   Other income received                                                                     824,711
   Interest paid                                                                            (214,900)
   Other operating expenses paid                                                          (3,463,360)
   Purchases of investment securities                                                 (2,296,139,282)
   Proceeds from disposition of investment securities                                  1,490,729,140
                                                                                   -----------------
     Net cash used in operating activities                                              (790,637,421)
                                                                                   -----------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Distributions paid to common shareholders                                              (7,469,185)
   Proceeds from capital shares sold                                                     867,969,255
   Disbursements for capital shares repurchased                                         (157,198,271)
   Net issuance of notes payable                                                         125,000,000
                                                                                   -----------------
     Net cash provided by financing activities                                           828,301,799
                                                                                   -----------------
Net increase in cash                                                                      37,664,378
Cash at beginning of period                                                                3,782,848
                                                                                   -----------------
Cash at end of period                                                              $      41,447,226
                                                                                   =================
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS TO NET
   CASH USED IN OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                               $      16,909,468
                                                                                   -----------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
   Change in unrealized appreciation on investments                                          957,692
   Net accretion of discounts on investments                                                (607,489)
   Realized gain on sale of investments                                                   (3,956,809)
   Purchases of investment securities                                                 (2,296,139,282)
   Proceeds from disposition of investment securities                                  1,490,729,140
   Increase in interest receivable                                                        (3,426,698)
   Decrease in prepaid arrangement fees on notes payable                                     244,473
   Increase in prepaid expenses                                                             (207,170)
   Increase in deferred arrangement fees                                                     144,675
   Increase in accrued interest payable                                                      156,316
   Increase in reimbursement due from manager                                                (10,223)
   Increase in payable to affiliates                                                         897,022
   Decrease in accrued trustee fees                                                           (1,425)
   Increase in income distribtuion payable                                                 3,542,869
   Increase in accrued expenses                                                              130,020
                                                                                   -----------------
   Total adjustments                                                                    (807,546,889)
                                                                                   -----------------
     Net cash used in operating activities                                         $    (790,637,421)
                                                                                   =================
NONCASH FINANCING ACTIVITIES
     Receivable for shares sold                                                    $      22,074,048
     Reinvestment of dividends                                                     $       7,972,535

                 See Accompanying Notes to Financial Statements

ING SENIOR INCOME FUND (UNAUDITED)                          FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                              CLASS A
                                                                          -----------------------------------------------------
                                                                             SIX
                                                                            MONTHS           YEAR ENDED              APRIL 2,
                                                                             ENDED        FEBRUARY 28 OR 29,       2001(1) TO
                                                                           AUGUST 31,   ----------------------     FEBRUARY 28,
                                                                             2004         2004         2003           2002
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                                   $     15.47       14.83        14.92            15.00
   Income (loss) from investment operations:
   Net investment income                                                  $      0.26        0.61         0.69             0.81
   Net realized and unrealized gain (loss) on investments                 $      0.06        0.69        (0.09)           (0.09)
   Total income from investment operations                                $      0.32        1.30         0.60             0.72
   Less distributions from:
   Net investment income                                                  $      0.28        0.64         0.69             0.80
   Net realized gain on investments                                       $        --        0.02           --               --
   Total distributions                                                    $      0.28        0.66         0.69             0.80
   Net asset value, end of period                                         $     15.51       15.47        14.83            14.92
   TOTAL INVESTMENT RETURN(2)                                             %      2.06        8.93         4.15             4.92
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                      $   451,169     172,975       11,106            2,411
   Average borrowings (000's)(3)                                          $    21,511      20,771       17,655           19,797
   Asset coverage per $1,000 of debt                                      $     1,219          --*         689            3,220
RATIOS TO AVERAGE NET ASSETS AFTER REIMBURSEMENT:
   Expenses (before interest and other fees related to revolving credit
     facility)(4)(5)                                                      %      1.37        1.36         1.42             1.47
   Expenses (with interest and other fees related to revolving credit
     facility)(4)(5)                                                      %      1.50        1.43         1.63             1.73
   Net investment income(4)(5)                                            %      3.17        3.84         4.88             5.58
RATIOS TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT:
   Expenses (before interest and other fees related to revolving credit
     facility)(4)(5)                                                      %      1.40        1.46         1.57             1.82
   Expenses (with interest and other fees related to revolving credit
     facility)(4)(5)                                                      %      1.53        1.53         1.78             2.07
   Net investment income(4)(5)                                            %      3.14        3.74         4.73             5.26
   Portfolio turnover rate                                                %        76          72           60               65
   Shares outstanding at end of period (000's)                                 29,090      11,180          749              162

                                                                                               CLASS B
                                                                          -----------------------------------------------------
                                                                             SIX
                                                                            MONTHS           YEAR ENDED              APRIL 2,
                                                                             ENDED        FEBRUARY 28 OR 29,       2001(1) TO
                                                                           AUGUST 31,   ----------------------     FEBRUARY 28,
                                                                             2004         2004         2003           2002
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                                   $     15.45       14.82        14.92            15.00
   Income (loss) from investment operations:
   Net investment income                                                  $      0.21        0.53         0.62             0.75
   Net realized and unrealized gain (loss) on investments                 $      0.07        0.69        (0.10)           (0.10)
   Total income from investment operations                                $      0.28        1.22         0.52             0.65
   Less distributions from:
   Net investment income                                                  $      0.24        0.57         0.62             0.73
   Net realized gain on investments                                       $        --        0.02           --               --
   Total distributions                                                    $      0.24        0.59         0.62             0.73
   Net asset value, end of period                                         $     15.49       15.45        14.82            14.92
   TOTAL INVESTMENT RETURN(2)                                             %      1.80        8.33         3.57             4.45
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                      $   108,907      62,852       17,648           12,776
   Average borrowings (000's)(3)                                          $    21,511      20,771       17,655           19,797
   Asset coverage per $1,000 of debt                                      $     1,595          --*         689            3,220
RATIOS TO AVERAGE NET ASSETS AFTER REIMBURSEMENT:
   Expenses (before interest and other fees related to revolving credit
     facility)(4)(5)                                                      %      1.87        1.87         1.91             1.96
   Expenses (with interest and other fees related to revolving credit
     facility)(4)(5)                                                      %      2.00        1.97         2.09             2.23
   Net investment income(4)(5)                                            %      2.67        3.47         4.12             5.19
RATIOS TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT:
   Expenses (before interest and other fees related to revolving credit
     facility)(4)(5)                                                      %      2.15        2.22         2.31             2.29
   Expenses (with interest and other fees related to revolving credit
     facility)(4)(5)                                                      %      2.28        2.31         2.49             2.54
   Net investment income(4)(5)                                            %      2.39        3.13         3.72             4.89
   Portfolio turnover rate                                                %        76          72           60               65
   Shares outstanding at end of period (000's)                                  7,033       4,068        1,191              856

(1)  Commencement of operations.
(2) Total investment returns are not annualized for periods of less than one year and do not include sales load.
(3)  Based on the active days of borrowing.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Manager within three years.
*    There were no loans outstanding at period end.

                 See Accompanying Notes to Financial Statements

ING SENIOR INCOME FUND (UNAUDITED) (CONTINUED)              FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                               CLASS C
                                                                          -----------------------------------------------------
                                                                             SIX
                                                                            MONTHS           YEAR ENDED              APRIL 2,
                                                                             ENDED        FEBRUARY 28 OR 29,       2001(1) TO
                                                                           AUGUST 31,   ----------------------     FEBRUARY 28,
                                                                             2004         2004         2003           2002
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                                   $     15.46       14.82        14.92            15.00
   Income (loss) from investment operations:
   Net investment income                                                  $      0.22        0.53         0.62             0.75
   Net realized and unrealized gain (loss) on investments                 $      0.06        0.70        (0.10)           (0.10)
   Total income from investment operations                                $      0.28        1.23         0.52             0.65
   Less distributions from:
   Net investment income                                                  $      0.24        0.57         0.62             0.73
   Net realized gain on investments                                       $        --        0.02           --               --
   Total distributions                                                    $      0.24        0.59         0.62             0.73
   Net asset value, end of period                                         $     15.50       15.46        14.82            14.92
   TOTAL INVESTMENT RETURN(2)                                             %      1.80        8.40         3.57             4.45
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                      $   600,569     275,849       32,647           19,391
   Average borrowings (000's)(3)                                          $    21,511      20,771       17,655           19,797
   Asset coverage per $1,000 of debt                                      $     1,595          --*         689            3,220
RATIOS TO AVERAGE NET ASSETS AFTER REIMBURSEMENT:
   Expenses (before interest and other fees related to revolving credit
     facility)(4)(5)                                                      %      1.87        1.86         1.91             1.96
   Expenses (with interest and other fees related to revolving credit
     facility)(4)(5)                                                      %      2.00        1.94         2.09             2.23
   Net investment income(4)(5)                                            %      2.68        3.38         4.19             5.20
RATIOS TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT:
   Expenses (before interest and other fees related to revolving credit
     facility)(4)(5)                                                      %      1.90        1.96         2.06             2.29
   Expenses (with interest and other fees related to revolving credit
     facility)(4)(5)                                                      %      2.04        2.04         2.24             2.54
   Net investment income(4)(5)                                            %      2.65        3.28         4.04             4.89
   Portfolio turnover rate                                                %        76          72           60               65
   Shares outstanding at end of period (000's)                                 38,753      17,841        2,202            1,300

                                                                                               CLASS Q
                                                                          ------------------------------------------------------
                                                                             SIX
                                                                            MONTHS            YEAR ENDED            DECEMBER 15,
                                                                            ENDED          FEBRUARY 28 OR 29,        2000(1) TO
                                                                          AUGUST 31,   --------------------------   FEBRUARY 28,
                                                                             2004       2004      2003    2002(6)       2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                                   $    15.41     14.79    14.89     15.30          15.02
   Income from investment operations:
   Net investment income                                                  $     0.26      0.63     0.69      0.81           0.14
   Net realized and unrealized gain (loss) on investments                 $     0.06      0.65    (0.10)    (0.32)          0.14
   Total income from investment operations                                $     0.32      1.28     0.59      0.49           0.28
   Less distributions from:
   Net investment income                                                  $     0.28      0.64     0.69      0.90             --
   Net realized gain on investments                                       $       --      0.02       --        --             --
   Total distributions                                                    $     0.28      0.66     0.69      0.90             --
   Net asset value, end of period                                         $    15.45     15.41    14.79     14.89          15.30
   TOTAL INVESTMENT RETURN(2)                                             %     2.06      8.82     4.09      3.73           1.80
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                      $  238,443   157,051  215,341   215,029         94,096
   Average borrowings (000's)(3)                                          $   21,511    20,771   17,655    19,797             --
   Asset coverage per $1,000 of debt                                      $    1,595        --*     689     3,220             --*
RATIOS TO AVERAGE NET ASSETS AFTER REIMBURSEMENT:
   Expenses (before interest and other fees related to revolving credit
     facility)(4)(5)                                                      %     1.37      1.40     1.41      1.43             --
   Expenses (with interest and other fees related to revolving credit
     facility)(4)(5)                                                      %     1.50      1.54     1.59      1.63           1.85
   Net investment income(4)(5)                                            %     3.17      4.17     4.69      5.94           7.00
RATIOS TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT:
   Expenses (before interest and other fees related to revolving credit
     facility)(4)(5)                                                      %     1.40      1.48     1.56      1.70             --
   Expenses (with interest and other fees related to revolving credit
     facility)(4)(5)                                                      %     1.53      1.62     1.74      1.90           1.85
   Net investment income(4)(5)                                            %     3.14      4.09     4.54      5.67           7.00
   Portfolio turnover rate                                                %       76        72       60        65             11
   Shares outstanding at end of period (000's)                                15,436    10,188   14,559    14,439          6,152

(1)  Commencement of operations.
(2) Total investment returns are not annualized for periods of less than one year and do not include sales load.
(3)  Based on the active days of borrowing.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Manager within three years.
(6) Effective March 30, 2001, the Management of the Fund effectuated a reverse stock split of 0.6656 of a Share for one Share. Prior period amounts have been restated to reflect the reverse stock split.
*    There were no loans outstanding at period end.

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2004 (Unaudited)

NOTE 1 -- ORGANIZATION

ING Senior Income Fund (the "Fund"), a Delaware business trust, is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a continuously-offered, diversified, closed-end, management investment company. The Fund invests at least 80% of its assets in senior loans which are exempt from registration under the Securities Act of 1933 as amended (the "'33 Act"), but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. During the period December 15, 2000 through March 30, 2001, the Fund issued 19,933,953 Class Q shares to an affiliate of the Fund's manager, ING Investments, LLC (the "Investment Manager") in exchange for $200,000,000. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B, Class C and Class Q shares to the public. The Fund currently offers four classes of shares; A, B, C and Q. Class A shares are subject to a sales charge of up to 4.75%. Class A shares purchased in excess of $1,000,000 are subject to an Early Withdrawal Charge ("EWC") of up to 1% over the two year period after purchase. Class A shares are available upon conversion of Class B shares eight years after purchase or through an exchange of Class A shares of certain ING Funds. Class B common shares are subject to an EWC of up to 3% over the five-year period after purchase and Class C common shares are subject to an EWC of 1% during the first year after purchase. To maintain a measure of liquidity, the Fund offers to repurchase between 5% and 25% of its outstanding common shares on a monthly basis. This is a fundamental policy that can not be changed without shareholder approval. The Fund currently anticipates offerings to repurchase 5% of its outstanding common shares each month. The Fund may not repurchase more than 25% in any calendar quarter. Other than these monthly repurchases, no market for the Fund's common shares is expected to exist. The separate classes of shares differ principally in the distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income and realized gains / losses from all portfolios pro rata on the average daily net assets of each class, without distinction between share classes. No class has preferential dividend rights. Differences in the per share dividend rates generally result from the relative weighting of pro rata income and realized gains allocations and from differences in separate class expenses, including distribution fees and shareholder servicing fees.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America.

A. SENIOR LOAN AND OTHER SECURITY VALUATION. Loans are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued. The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above. It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above. As of August 31, 2004, 98.4% of total investments were valued based on these procedures.

                             ING Senior Income Fund

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Prices from a pricing service may not be available for all loans and the Investment Manager may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that the Investment Manager believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Fund's Board of Trustees through its Valuation Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board of Trustees of the Fund. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. DISTRIBUTIONS TO SHAREHOLDERS. The Fund declares and goes ex-dividend daily and pays dividends monthly for net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The Fund records distributions to its shareholders on the ex-dividend date.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on non-accrual loans are generally applied as a reduction to the recorded investment of the loan. Loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization

                             ING Senior Income Fund

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     and discount accretion are determined by the effective yield method over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES. It is the Fund's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

E. USE OF ESTIMATES. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

NOTE 3 -- INVESTMENTS

For the six months ended August 31, 2004, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $1,315,493,213 and $411,900,101, respectively. At August 31, 2004, the Fund held senior loans valued at $1,544,048,996 representing 99.7% of its total investments (excluding short-term investments). The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund may take the form of a direct lending relationship with the borrower or an assignment of a lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the stock.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                                            DATE OF                   COST OR
                                                                          ACQUISITION             ASSIGNED BASIS
                                                                          -----------             --------------
Decision One Corporation -- Common Shares                                   09/27/01              $           --
Galey & Lord -- Common Shares                                               03/31/04                          --
Murray's Discount Auto Stores, Inc. -- Escrow                               08/11/03                     133,153
Neoplan USA Corporation -- Common Shares                                    08/29/03                          --
Neoplan USA Corporation -- Preferred B Shares                               08/29/03                          --
Neoplan USA Corporation -- Preferred C Shares                               08/29/03                      40,207
Neoplan USA Corporation -- Preferred D Shares                               08/29/03                     330,600
New World Restaurant Group, Inc. -- Warrants                                02/20/02                          20
Norwood Promotional Products, Inc. -- Common Shares                         08/23/04                      10,046
Safelite Glass Corporation -- Common Shares                                 06/21/01                          --
Safelite Realty -- Common Shares                                            06/21/01                          --
Targus Group, Inc. -- Warrants                                              03/11/03                          --
                                                                                                  --------------
Total restricted securities excluding senior loans (market value
   of $1,657,184 was 0.1% of net assets at August 31, 2004.)                                      $      514,026
                                                                                                  ==============

                             ING Senior Income Fund

NOTE 4 -- MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Fund has entered into an Investment Management Agreement with the Investment Manager to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily gross asset value, minus the sum of the Fund's accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund) ("Managed Assets"). The Fund is sub-advised by ING Investment Management Co. (formerly, Aeltus Investment Management, Inc. "ING IM"). Under the Sub-Advisory Agreement, ING IM is responsible for managing the assets of the Fund in accordance with its investment objective and policies, subject to oversight by the Investment Manager. Both ING IM and the Investment Manager are indirect wholly-owned subsidiaries of ING Groep N.V. and affiliates of each other.

The Fund has also entered into an Administration Agreement with ING Funds Services, LLC (the "Administrator"), an indirect wholly-owned subsidiary of ING Groep N.V., to provide administrative services. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund's Managed Assets.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or Shareholder Servicing Fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following annual rates:

           CLASS A             CLASS B            CLASS C            CLASS Q
           -------             -------            -------            -------
            0.25%               1.00%              0.75%              0.25%

During the six months ended August 31, 2004, the Distributor waived 0.25% of the Service Fee on Class B only.

NOTE 6 -- EXPENSE LIMITATIONS

The Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage commissions, leverage expenses, other investment-related costs and extraordinary expenses, to the following:

    Class A -- 0.90% of Managed Assets plus 0.45% of average daily net assets Class B -- 0.90% of Managed Assets plus 1.20% of average daily net assets Class C -- 0.90% of Managed Assets plus 0.95% of average daily net assets Class Q -- 0.90% of Managed Assets plus 0.45% of average daily net assets

As of August 31, 2004, the amounts of reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

                                 AUGUST 31,
            --------------------------------------------------
               2005                 2006                2007           TOTAL
            ---------            ---------           ---------      -----------
            $ 732,873            $ 292,265           $ 419,364      $ 1,444,502

                             ING Senior Income Fund

NOTE 7 -- COMMITMENTS

The Fund has entered into a one-year revolving credit agreement, collateralized by assets of the Fund, to borrow up to $350 million maturing May 26, 2005. Borrowing rates under this agreement are based on a commercial paper pass through rate plus 0.25% on the funded portion. A facility fee of 0.15% is charged on the entire facility. There was $125 million of borrowings outstanding at August 31, 2004 at a rate of 1.82%, excluding other fees related to the entire facility. Average borrowings for the six months ended August 31, 2004 was $21,510,870 and the average annualized interest rate was 1.39%, excluding other fees related to the entire facility.

NOTE 8 -- SENIOR LOAN COMMITMENTS

At August 31, 2004, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Allied Waste North America, Inc.       $     1,440,650
Baker & Taylor, Inc.                           525,000
Celanese Corporation                         2,481,476
Cincinnati Bell, Inc.                        1,966,599
Concentra Operating Corporation              4,000,000
Envirosolutions, Inc.                          545,455
Federal-Mogul Corporation                      171,662
GEO Specialty Chemicals, Inc.                  330,000
Huntsman International, LLC                  5,000,000
IESI Corporation                             1,055,625
Innophos, Inc.                         $       286,364
Nutrasweet Acquisition Corporation             670,608
Pinnacle Entertainment                         672,981
Primedia, Inc.                               3,419,204
Saguara Utility Group 1 Corporation          3,500,000
SBA Senior Finance, Inc.                       996,154
Six Flags Theme Parks, Inc.                  1,000,000
United Defense Industries, Inc.              2,000,000
United Rentals (North America), Inc.           898,462
                                       ---------------
                                       $    30,960,240
                                       ===============

NOTE 9 -- TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2004, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 4 and 5):

        ACCRUED INVESTMENT              ACCRUED          ACCRUED DISTRIBUTION
          MANAGEMENT FEES         ADMINISTRATIVE FEES      AND SERVICE FEES           TOTAL
          ---------------         -------------------      ----------------           -----
            $  934,591                 $  120,539              $  560,649         $  1,615,779

The Fund has adopted a Retirement Policy covering all independent trustees of the Fund who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended.

NOTE 10 -- CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund. There were no earning credits for the six months ended August 31, 2004.

NOTE 11 -- SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 10% of its total assets, measured at the time of investment, in subordinated loans and up to 10% of its total assets, measured at the time of investment, in unsecured loans. As of August 31, 2004, the Fund held 0.16% of its total assets in subordinated loans and unsecured loans.

                             ING Senior Income Fund

NOTE 12 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                  CLASS A                               CLASS B
                                     ----------------------------------    ----------------------------------
                                        SIX MONTHS           YEAR             SIX MONTHS           YEAR
                                           ENDED             ENDED               ENDED             ENDED
                                        AUGUST 31,       FEBRUARY 29,         AUGUST 31,        FEBRUARY 29,
                                           2004              2004                2004              2004
                                           ----              ----                ----              ----
NUMBER OF SHARES
Shares sold                               20,288,653         11,471,958          3,328,224          3,176,454
Dividends reinvested                         165,742            128,609             43,186             50,168
Shares redeemed                           (2,543,809)        (1,169,710)          (406,334)          (349,656)
                                     ---------------    ---------------    ---------------    ---------------
Net increase in shares outstanding        17,910,586         10,430,857          2,965,076          2,876,966
                                     ===============    ===============    ===============    ===============
DOLLAR AMOUNT ($)
Shares sold                          $   314,655,679    $   175,247,213    $    51,531,642    $    48,393,642
Dividends reinvested                       2,571,116          1,970,610            669,010            765,311
Shares redeemed                          (39,470,449)       (17,948,478)        (6,292,459)        (5,333,591)
                                     ---------------    ---------------    ---------------    ---------------
Net increase                         $   277,756,346    $   159,269,345    $    45,908,193    $    43,825,362
                                     ===============    ===============    ===============    ===============

                                                  CLASS C                                CLASS Q
                                     ----------------------------------    ----------------------------------
                                        SIX MONTHS           YEAR             SIX MONTHS           YEAR
                                           ENDED             ENDED               ENDED             ENDED
                                        AUGUST 31,       FEBRUARY 29,         AUGUST 31,        FEBRUARY 29,
                                           2004              2004                2004              2004
                                           ----              ----                ----              ----
NUMBER OF SHARES
Shares sold                               22,400,106         16,799,564         10,666,549          6,897,835
Dividends reinvested                         232,677            219,973             72,833            226,785
Shares redeemed                           (1,721,018)        (1,380,540)        (5,491,723)       (11,495,246)
                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in shares
  outstanding                             20,911,765         15,638,997          5,247,659         (4,370,626)
                                     ===============    ===============    ===============    ===============
DOLLAR AMOUNT ($)
Shares sold                          $   347,148,461    $   256,292,793    $   164,783,474    $   105,307,829
Dividends reinvested                       3,606,980          3,363,842          1,125,429          3,404,233
Shares redeemed                          (26,663,680)       (21,108,863)       (84,771,683)      (175,234,728)
                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease)              $   324,091,761    $   238,547,772    $    81,137,220    $   (66,522,666)
                                     ===============    ===============    ===============    ===============

NOTE 13 -- FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, organizational and offering expenses, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

             SIX MONTHS ENDED AUGUST 31, 2004         YEAR ENDED FEBRUARY 29, 2004
             --------------------------------         ----------------------------
                                                                        LONG-TERM
                     ORDINARY INCOME                 ORDINARY INCOME   CAPITAL GAIN
                     ---------------                 ---------------   ------------
                     $    15,441,720                 $    16,702,307   $    495,052

                             ING Senior Income Fund

NOTE 13 -- FEDERAL INCOME TAXES (CONTINUED)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 29, 2004 were as follows:

                        UNDISTRIBUTED      UNREALIZED        POST-OCTOBER          CAPITAL
     UNDISTRIBUTED        LONG-TERM       APPRECIATION/     CAPITAL LOSSES          LOSS         EXPIRATION
    ORDINARY INCOME     CAPITAL GAINS    (DEPRECIATION)        DEFERRED         CARRYFORWARDS       DATES
    ---------------     -------------    --------------        --------         -------------       -----
      $  2,239,630        $  194,558      $ 11,020,385          $  --               $  --            --

NOTE 14 -- SUBSEQUENT EVENTS

DIVIDENDS DECLARED

Subsequent to August 31, 2004, the Fund declared the following dividends:

PER SHARE AMOUNT            TYPE            DECLARATION DATE              RECORD DATE           PAYABLE DATE
----------------            ----            ----------------              -----------           ------------
  $ 0.04449(A)               NII                 Daily                       Daily             October 1, 2004
  $ 0.03813(B)               NII                 Daily                       Daily             October 1, 2004

NII -- Net Investment Income
(A) For Class A and Q shares.
(B) For Class B and C shares.

Effective October 11, 2004, the front-end sales load for Class A Common Shares was reduced. In addition, the breakpoints in the Early Withdrawal Charge ("EWC") have been eliminated for purchases of Class A Common Shares of $1 million or more resulting in a 1.00% EWC for 1 year for all shareholders.

ADDITIONAL INFORMATION

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant's website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov.

Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

                             ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2004 (Unaudited)

SENIOR LOANS*: 110.4%

                                                                               BANK LOAN
                                                                               RATINGS+
                                                                              (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                         MOODY'S       S&P                   VALUE
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE: 1.2%
                      ALLIANT TECHSYSTEMS, INC.                              Ba2         BB
$      1,995,000      Term Loan, maturing March 31, 2011                                                   $    2,016,197
                      ARINC, INC.                                            Ba3         BB
         997,500      Term Loan, maturing March 10, 2011                                                        1,012,463
                      CERADYNE, INC.                                         Ba3         BB-
       2,500,000      Term Loan, maturing August 18, 2011                                                       2,525,000
                      STANDARD AERO HOLDINGS, INC.                           B2          B+
       4,500,000      Term Loan, maturing August 20, 2012                                                       4,553,437
                      TRANSDIGM, INC.                                        B1          B+
       3,487,509      Term Loan, maturing July 22, 2010                                                         3,540,913
                      UNITED DEFENSE INDUSTRIES, INC.                        Ba2         BB
       3,217,255      Term Loan, maturing August 13, 2009                                                       3,247,751
                                                                                                           --------------
                                                                                                               16,895,761
                                                                                                           --------------
AUTOMOBILE: 5.6%
                      AFTERMARKET TECHNOLOGY CORPORATION                     Ba3         BB-
         723,101      Term Loan, maturing January 08, 2007                                                        712,255
         313,301      Term Loan, maturing February 08, 2008                                                       314,448
         429,116      Term Loan, maturing February 08, 2008                                                       432,334
                      CCC INFORMATION SERVICES, INC.                         B1          B+
       3,000,000      Term Loan, maturing August 20, 2010                                                       8,060,000
                      COLLINS & AIKMAN PRODUCTS                              B1          B+
       1,229,416      Term Loan, maturing December 31, 2005                                                     1,231,721
                      DAYCO PRODUCTS, LLC                                    B1          BB-
       5,500,000      Term Loan, maturing June 23, 2011                                                         5,591,097
                      DURA OPERATING CORPORATION                             Ba3         BB
       3,992,565      Term Loan, maturing December 31, 2008                                                     4,026,254
                 (1)  FEDERAL-MOGUL CORPORATION                              Ca          NR
       3,328,338      Revolver, maturing February 24, 2004                                                      3,097,435
       2,024,500      Term Loan, maturing February 24, 2004                                                     1,890,377
       5,144,500      Term Loan, maturing February 24, 2005                                                     4,808,502
                      GOODYEAR TIRE & RUBBER COMPANY                         B1          BB
       1,500,000      Term Loan, maturing March 31, 2006                                                        1,522,970
                      GOODYEAR TIRE & RUBBER COMPANY                         B2           B
       4,000,000      Term Loan, maturing March 31, 2006                                                        4,052,500
                      GRAND VEHICLE WORKS HOLDINGS CORPORATION               B2          B+
       3,000,000      Term Loan, maturing July 31, 2010                                                         2,990,625
                      GUILFORD MILLS, INC.                                   B2          B+
       1,826,087      Term Loan, maturing May 31, 2010                                                          1,798,696
                      HLI OPERATING COMPANY, INC.                            Ba3         BB-
       3,431,667      Term Loan, maturing June 03, 2009                                                         3,502,445
                      JL FRENCH AUTOMOTIVE CASTINGS                          B3           B
       3,500,000      Term Loan, maturing July 31, 2011                                                         3,530,625
                      JL FRENCH AUTOMOTIVE CASTINGS                         Caa1        CCC+
       1,500,000      Term Loan, maturing July 31, 2012                                                         1,501,875
                      KEY AUTOMOTIVE GROUP                                   B1          BB-
       2,500,000      Term Loan, maturing June 29, 2010                                                         2,531,250
                      KEYSTONE AUTOMOTIVE INDUSTRIES, INC.                   B1          BB-
         952,174      Term Loan, maturing October 30, 2009                                                        964,076

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                                                                               BANK LOAN
                                                                               RATINGS+
                                                                              (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                         MOODY'S       S&P                   VALUE
-------------------------------------------------------------------------------------------------------------------------
AUTOMOBILE: (CONTINUED)
                      MERIDIAN AUTOMOTIVE SYSTEMS, INC.                      B2          B+
$      1,997,500      Term Loan, maturing April 28, 2010                                                   $    1,970,867
                      METALDYNE COMPANY, LLC                                 B2          BB-
       3,202,649      Term Loan, maturing December 31, 2009                                                     3,211,322
                      PLASTECH, INC.                                         Ba3         BB-
       1,484,483      Term Loan, maturing February 12, 2010                                                     1,506,750
                      RJ TOWER CORPORATION                                   B1          B+
       4,000,000      Term Loan, maturing May 21, 2009                                                          4,007,500
                      SAFELITE GLASS CORPORATION                             B3          B+
       2,156,661      Term Loan, maturing September 30, 2007                                                    2,027,261
       3,468,622      Term Loan, maturing September 30, 2007                                                    3,260,505
                      TENNECO AUTOMOTIVE, INC.                               B1          B+
       1,373,100      Term Loan, maturing December 12, 2010                                                     1,398,846
                      TRANSPORTATION TECHNOLOGIES INDUSTRIES, INC.           B2           B
       1,496,250      Term Loan, maturing March 14, 2009                                                        1,508,718
                      TRW AUTOMOTIVE ACQUISITIONS CORPORATION                Ba2         BB+
       1,600,000      Term Loan, maturing February 28, 2009                                                     1,617,166
       4,163,478      Term Loan, maturing February 28, 2011                                                     4,238,941
                      UNITED COMPONENTS, INC.                                B1          BB-
       1,285,000      Term Loan, maturing June 30, 2010                                                         1,303,472
                                                                                                           --------------
                                                                                                               78,610,833
                                                                                                           --------------
BEVERAGE, FOOD AND TOBACCO: 3.1%
                      B & G FOODS, INC.                                      B1           B
         992,500      Term Loan, maturing August 31, 2009                                                         998,289
                      BIRDS EYE FOODS, INC.                                  B1          B+
       4,672,421      Term Loan, maturing June 30, 2008                                                         4,736,667
                      COMMONWEALTH BRANDS, INC.                              Ba3         BB-
         814,833      Term Loan, maturing August 28, 2007                                                         824,509
                      CONSTELLATION BRANDS, INC.                             Ba1         BB
       3,250,000      Term Loan, maturing November 30, 2008                                                     3,267,774
                      DEL MONTE CORPORATION                                  Ba3         BB-
       1,858,600      Term Loan, maturing December 20, 2010                                                     1,888,512
                      DR. PEPPER BOTTLING COMPANY OF TEXAS                   B1          BB-
       4,786,742      Term Loan, maturing December 19, 2010                                                     4,841,340
                      DS WATERS ENTERPRISES, L.P.                            B3          B+
       1,462,500      Term Loan, maturing November 07, 2009                                                     1,395,773
                      GOLDEN STATE FOODS CORPORATION                         B1          B+
       4,488,750      Term Loan, maturing February 28, 2011                                                     4,547,665
                      INTERSTATE BRANDS CORPORATION                          B2         CCC+
       1,477,157      Term Loan, maturing July 19, 2007                                                         1,377,449
                      KEYSTONE FOODS HOLDINGS, LLC                           Ba3         B+
       4,500,000      Term Loan, maturing June 16, 2011                                                         4,539,375
                      MICHAEL FOODS, INC.                                    B1          B+
       2,977,500      Term Loan, maturing November 21, 2010                                                     3,023,559
                      PIERRE FOODS, INC.                                     B1          B+
       7,000,000      Term Loan, maturing June 30, 2010                                                         7,056,875
                      PINNACLE FOODS CORPORATION                             B1          BB-
       1,995,000      Term Loan, maturing November 25, 2010                                                     2,019,938

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                                                                               BANK LOAN
                                                                               RATINGS+
                                                                              (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                         MOODY'S       S&P                   VALUE
-------------------------------------------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO: (CONTINUED)
                      SOUTHERN WINE & SPIRITS OF AMERICA, INC.               Ba3         BB+
$      2,217,466      Term Loan, maturing July 02, 2008                                                    $    2,244,492
                                                                                                           --------------
                                                                                                               42,762,217
                                                                                                           --------------
BUILDINGS AND REAL ESTATE: 4.0%
                      ASSOCIATED MATERIALS, INC.                             Ba3         B+
       1,473,684      Term Loan, maturing August 02, 2010                                                       1,493,333
                      ATRIUM COMPANIES, INC.                                 B1          B+
       4,619,643      Term Loan, maturing December 10, 2008                                                     4,675,462
                      BUILDERS FIRSTSOURCE, INC.                             B1          B+
       2,992,500      Term Loan, maturing February 25, 2010                                                     3,018,684
                      BUILDING MATERIALS HOLDING CORPORATION                 Ba2         BB-
         990,000      Term Loan, maturing August 21, 2010                                                         993,712
                      CRESCENT REAL ESTATE EQUITIES, L.P.                    B1          BB+
       5,753,612      Term Loan, maturing January 12, 2006                                                      5,820,141
                      DMB NEWCO, LLC                                         NR          NR
       4,962,662      Term Loan, maturing February 28, 2009                                                     4,975,069
                      GGPLP, LLC                                             Ba1        BBB-
       3,387,687      Term Loan, maturing April 16, 2006                                                        3,408,860
       7,904,603      Term Loan, maturing April 16, 2006                                                        7,954,007
                      NCI BUILDING SYSTEMS, INC.                             Ba2         BB
       3,800,000      Term Loan, maturing September 15, 2008                                                    3,848,689
                      NORTEK, INC.                                           B1          B+
       6,000,000      Term Loan, maturing August 25, 2011                                                       6,066,750
                      PGT INDUSTRIES, INC.                                   B1           B
       2,492,487      Term Loan, maturing January 29, 2010                                                      2,529,874
                      PLY GEM INDUSTRIES                                     B1          B+
         822,938      Term Loan, maturing March 15, 2010                                                          826,282
       6,163,313      Term Loan, maturing October 01, 2011                                                      6,188,354
                      ST. MARYS CEMENT, INC.                                 B1          BB-
       2,985,000      Term Loan, maturing December 04, 2009                                                     3,011,119
                      WERNER HOLDINGS COMPANY, INC.                          B1           B
         916,667      Term Loan, maturing June 11, 2009                                                           895,326
                                                                                                           --------------
                                                                                                               55,705,662
                                                                                                           --------------
CABLE TELEVISION: 8.4%
                 (1)  ADELPHIA COMMUNICATIONS CORPORATION                    NR          BBB
       1,932,267      Debtor In Possession Term Loan,
                      maturing March 31, 2005                                                                   1,941,526
                      ATLANTIC BROADBAND FINANCE, LLC                        B2           B
       4,000,000      Term Loan, maturing September 01, 2011                                                    4,055,000
                      BRAGG COMMUNICATIONS, INC.
       2,500,000      Term Loan, maturing August 31, 2011                                                       2,525,000
                      BRESNAN COMMUNICATIONS, LLC                            B1          BB-
       4,000,000      Term Loan, maturing December 31, 2007                                                     4,058,752
                      CEBRIDGE CONNECTIONS, INC.                             NR          NR
       3,491,250      Term Loan, maturing February 04, 2009                                                     3,395,241
       1,496,250      Term Loan, maturing February 23, 2009                                                     1,502,796

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                                                                               BANK LOAN
                                                                               RATINGS+
                                                                              (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                         MOODY'S       S&P                   VALUE
-------------------------------------------------------------------------------------------------------------------------
CABLE TELEVISION: (CONTINUED)
                 (1)  CENTURY CABLE HOLDINGS, LLC                           Caa1         NR
$        820,000      Revolver, maturing March 31, 2009                                                    $      791,300
      13,000,000      Term Loan, maturing June 30, 2009                                                        12,701,702
       4,000,000      Term Loan, maturing December 31, 2009                                                     3,900,832
                      CHARTER COMMUNICATIONS OPERATING, LLC                  B2          B
       4,750,000      Term Loan, maturing April 27, 2010                                                        4,640,047
      26,500,000      Term Loan, maturing April 27, 2011                                                       26,188,069
                 (1)  HILTON HEAD COMMUNICATIONS, L.P.                      Caa1         NR
       3,000,000      Revolver, maturing September 30, 2007                                                     2,888,250
       7,000,000      Term Loan, maturing March 31, 2008                                                        6,767,250
                      INSIGHT MIDWEST HOLDINGS, LLC                          Ba3         BB+
       2,350,000      Term Loan, maturing June 30, 2009                                                         2,352,056
       1,990,000      Term Loan, maturing December 31, 2009                                                     2,021,094
       7,462,500      Term Loan, maturing December 31, 2009                                                     7,579,684
                      MEDIACOM COMMUNICATIONS CORPORATION                    Ba3         BB+
       5,250,000      Term Loan, maturing March 31, 2010                                                        5,240,975
       5,000,000      Term Loan, maturing September 30, 2010                                                    5,038,670
                 (1)  OLYMPUS CABLE HOLDINGS, LLC                            B2          NR
       7,000,000      Term Loan, maturing June 30, 2010                                                         6,797,497
       6,500,000      Term Loan, maturing September 30, 2010                                                    6,353,750
                      PERSONA COMMUNICATION, INC.                            B2          B+
       2,500,000      Term Loan, maturing May 31, 2011                                                          2,524,220
                      YANKEENETS, LLC                                        NR          NR
       2,742,857      Term Loan, maturing June 25, 2007                                                         2,777,143
                      YANKEES HOLDINGS, L.P.                                 NR          NR
       1,257,143      Term Loan, maturing June 25, 2007                                                         1,272,857
                                                                                                           --------------
                                                                                                              117,313,711
                                                                                                           --------------
CARGO TRANSPORT: 2.0%
                 (1)  AMERICAN COMMERCIAL LINES, LLC                         Ba3         NR
         282,594      Debtor In Possession Term Loan,
                      maturing December 31, 2004                                                                  282,064
                      ATLANTIC EXPRESS TRANSPORT                             B3           B
       4,000,000      Floating Rate Note, maturing April 15, 2008                                               3,880,000
                      BAKER TANKS, INC.                                      B1          B+
       4,370,717      Term Loan, maturing January 30, 2011                                                      4,407,597
                      HELM HOLDING CORPORATION                               B2          B+
       4,000,000      Term Loan, maturing July 02, 2010                                                         4,051,668
                      HORIZON LINES, LLC                                     B2          B+
       2,500,000      Term Loan, maturing July 04, 2011                                                         2,542,708
                      NEOPLAN USA CORPORATION                                NR          NR
         505,395      Term Loan, maturing June 30, 2006                                                           505,395
                      PACER INTERNATIONAL, INC.                              B1          BB-
       1,754,902      Term Loan, maturing June 10, 2010                                                         1,780,129
                      RAILAMERICA, INC.                                      Ba3         BB
         406,322      Term Loan, maturing May 22, 2009                                                            412,366
       2,769,308      Term Loan, maturing May 22, 2009                                                          2,810,501
                      TEREX CORPORATION                                      B1          BB-
       1,910,182      Term Loan, maturing July 03, 2009                                                         1,936,447

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                                                                               BANK LOAN
                                                                               RATINGS+
                                                                              (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                         MOODY'S       S&P                   VALUE
-------------------------------------------------------------------------------------------------------------------------
CARGO TRANSPORT: (CONTINUED)
                      TRANSPORT INDUSTRIES, L.P.                             B2          B+
$      3,000,000      Term Loan, maturing June 13, 2010                                                    $    3,005,625
                      UNITED STATES SHIPPING, LLC                            Ba2         BB
       2,445,988      Term Loan, maturing April 14, 2010                                                        2,471,977
                      YELLOW ROADWAY CORPORATION                            Baa3         BBB
         389,610      Term Loan, maturing June 11, 2008                                                           393,141
                                                                                                           --------------
                                                                                                               28,479,618
                                                                                                           --------------
CELLULAR COMMUNICATIONS: 5.2%
                      AIRGATE PCS, INC.                                      B2         CCC+
         187,900      Term Loan, maturing June 06, 2007                                                           187,430
       8,337,607      Term Loan, maturing September 30, 2008                                                    8,316,763
                      CELLULAR SOUTH, INC.                                   Ba3         B+
       5,275,000      Term Loan, maturing May 04, 2011                                                          5,340,937
                      CENTENNIAL CELLULAR OPERATING COMPANY                  B2          B-
       9,952,494      Term Loan, maturing February 09, 2011                                                     9,987,487
                      DOBSON CELLULAR SYSTEMS, INC.                          B1          B-
       4,470,000      Term Loan, maturing March 31, 2010                                                        4,468,324
                      INDEPENDENT WIRELESS ONE CORPORATION                  Caa1         NR
       3,250,538      Term Loan, maturing December 20, 2007                                                     3,144,895
       2,912,873      Term Loan, maturing June 20, 2008                                                         2,818,205
                      MICROCELL SOLUTIONS, INC.                              B3          B-
       2,962,500      Term Loan, maturing March 17, 2011                                                        2,978,548
                      MICROCELL SOLUTIONS, INC.                             Caa2        CCC-
         997,500      Term Loan, maturing February 15, 2011                                                     1,022,438
                      NEXTEL FINANCE COMPANY                                 Ba1         BBB
      15,130,708      Term Loan, maturing December 15, 2010                                                    15,227,605
                      NEXTEL PARTNERS OPERATING CORPORATION                  B1          B+
       6,000,000      Term Loan, maturing May 31, 2011                                                          6,084,750
                      RURAL CELLULAR CORPORATION                             B2          B-
       1,500,000      Floating Rate Note, maturing March 15, 2010                                               1,522,500
                      US UNWIRED, INC.                                       B2         CCC+
       1,750,000      Floating Rate Note, maturing June 15, 2010                                                1,776,250
                      WESTERN WIRELESS CORPORATION                           B2          B-
      10,000,000      Term Loan, maturing May 31, 2011                                                         10,151,790
                                                                                                           --------------
                                                                                                               73,027,922
                                                                                                           --------------
CHEMICALS, PLASTICS AND RUBBER: 7.5%
                      BRENNTAG, AG                                           B1          BB-
       3,000,000      Term Loan, maturing December 09, 2011                                                     3,039,375
                      CELANESE                                               Ba3         B+
       5,518,524      Term Loan, maturing April 06, 2011                                                        5,593,543
                      CP KELCO APS                                           B3           B
       1,641,645      Term Loan, maturing March 31, 2008                                                        1,651,221
         538,748      Term Loan, maturing September 30, 2008                                                      541,442
                      FMC CORPORATION                                        Ba1        BBB-
       4,959,167      Term Loan, maturing December 22, 2007                                                     5,017,283
                 (1)  GEO SPECIALTY CHEMICALS, INC.                         Caa1         NR
         830,101      Term Loan, maturing December 31, 2007                                                       795,859

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                                                                               BANK LOAN
                                                                               RATINGS+
                                                                              (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                         MOODY'S       S&P                   VALUE
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS, PLASTICS AND RUBBER: (CONTINUED)
                      HERCULES, INC.                                         Ba1         BB
$      8,553,563      Term Loan, maturing October 08, 2010                                                 $    8,625,738
                      HUNTSMAN INTERNATIONAL LLC                             B1           B
      16,500,000      Term Loan, maturing December 31, 2010                                                    16,747,500
                      HUNTSMAN LLC                                           B2           B
       3,536,623      Term Loan, maturing March 31, 2007                                                        3,554,939
         557,326      Term Loan, maturing March 31, 2007                                                          560,212
                      INEOS GROUP HOLDINGS, PLC                              Ba2         BB+
       4,192,083      Term Loan, maturing April 26, 2009                                                        4,254,964
                      INNOPHOS, INC.                                         B1          B+
       1,213,636      Term Loan, maturing August 13, 2010                                                       1,223,497
                      JOHNSONDIVERSEY, INC.                                  Ba3         BB-
       5,873,623      Term Loan, maturing November 03, 2009                                                     5,974,209
                      KOSA, B.V.                                             Ba3         BB
       4,858,824      Term Loan, maturing April 29, 2011                                                        4,889,191
       2,141,176      Term Loan, maturing April 29, 2011                                                        2,154,559
                      KRATON POLYMERS                                        B1          BB-
       1,961,668      Term Loan, maturing December 23, 2010                                                     1,964,120
                      NALCO COMPANY                                          B1          BB-
       8,737,015      Term Loan, maturing November 04, 2010                                                     8,881,333
                      NUTRASWEET ACQUISITION CORPORATION                     Ba3         NR
         346,184      Term Loan, maturing May 24, 2005                                                            330,606
       1,152,436      Term Loan, maturing May 25, 2009                                                          1,140,911
                      POLYPORE, INC.                                         B1          B+
       9,000,000      Term Loan, maturing November 12, 2011                                                     9,073,125
                      RIPPLEWOOD HOLDINGS, LLC                               NR          B+
       5,750,000      Term Loan, maturing June 21, 2011                                                         5,807,500
                      ROCKWOOD SPECIALTIES GROUP, INC.                       B1          B+
      12,000,000      Term Loan, maturing July 30, 2012                                                        12,099,648
                      WESTLAKE CHEMICAL CORPORATION                          Ba2         BB+
         886,381      Term Loan, maturing July 23, 2010                                                           898,015
                                                                                                           --------------
                                                                                                              104,818,790
                                                                                                           --------------
CONTAINERS, PACKAGING AND GLASS: 5.0%
                      APPLETON PAPERS, INC.                                  Ba3         BB
       1,500,000      Term Loan, maturing June 11, 2010                                                         1,517,812
                      BERRY PLASTICS CORPORATION                             B1          B+
       4,776,739      Term Loan, maturing June 30, 2010                                                         4,838,440
                      BWAY CORPORATION                                       B1          B+
       1,500,000      Term Loan, maturing June 30, 2011                                                         1,522,500
                      CROWN CORK & SEAL COMPANY, INC.                        Ba3         BB-
       1,425,000      Term Loan, maturing September 15, 2008                                                    1,427,227
                      GRAPHIC PACKAGING INTERNATIONAL, INC.                  B1          B+
      11,944,925      Term Loan, maturing August 09, 2010                                                      12,124,099
                      GREIF BROS. CORPORATION                                Ba3         BB
       2,662,801      Term Loan, maturing August 23, 2009                                                       2,694,089
                      INTERTAPE POLYMER GROUP                                Ba3         B+
       2,750,000      Term Loan, maturing July 28, 2011                                                         2,780,938

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                                                                               BANK LOAN
                                                                               RATINGS+
                                                                              (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                         MOODY'S       S&P                   VALUE
------------------------------------------------------------------------------------------------------------------------
CONTAINERS, PACKAGING AND GLASS: (CONTINUED)
                      JEFFERSON SMURFIT CORPORATION                          B1          B+
$      2,234,910      Term Loan, maturing March 31, 2007                                                   $    2,254,117
                      KERR GROUP, INC.                                       B1          BB-
       1,307,128      Term Loan, maturing August 13, 2010                                                       1,320,363
                      KOCH CELLULOSE                                         B1          BB
       1,496,250      Term Loan, maturing May 07, 2011                                                          1,510,277
                      OWENS-ILLINOIS GROUP, INC.                             B1          BB-
       7,500,000      Term Loan, maturing April 01, 2008                                                        7,512,503
       8,000,000      Term Loan, maturing April 01, 2008                                                        8,124,168
                      SILGAN HOLDINGS, INC.                                  Ba3         BB
       4,944,925      Term Loan, maturing November 30, 2008                                                     4,996,693
                      SMURFIT-STONE CONTAINER CANADA, INC.                   B1          B+
         777,035      Term Loan, maturing June 30, 2009                                                           785,777
                      SOLO CUP, INC.                                         B1          B+
       7,961,259      Term Loan, maturing February 27, 2011                                                     8,052,479
                      STONE CONTAINER CORPORATION                            B1          B+
       5,869,868      Term Loan, maturing June 30, 2009                                                         5,924,898
                      U.S. CAN COMPANY                                       B2           B
       2,493,750      Term Loan, maturing June 21, 2011                                                         2,499,984
                                                                                                           --------------
                                                                                                               69,886,364
                                                                                                           --------------
DATA AND INTERNET SERVICES: 0.2%
                      MITCHELL INTERNATIONAL, INC.                           B1          B+
       2,500,000      Term Loan, maturing August 15, 2011                                                       2,518,750
                                                                                                           --------------
                                                                                                                2,518,750
                                                                                                           --------------
DIVERSIFIED / CONGLOMERATE MANUFACTURING: 2.1%
                      AXIA, INC.                                             B2           B
       1,916,667      Term Loan, maturing November 30, 2010                                                     1,939,427
                      BRAND SERVICES, INC.                                   B1           B
         793,372      Term Loan, maturing October 16, 2009                                                        799,818
                      CINRAM INTERNATIONAL, INC.                             Ba3         BB
       3,817,708      Term Loan, maturing September 30, 2009                                                    3,862,448
       1,000,000      Term Loan, maturing September 30, 2009                                                    1,002,969
                      DRESSER, INC.                                          Ba3         BB-
         951,220      Term Loan, maturing April 10, 2009                                                          965,637
                      FLOWSERVE CORPORATION                                  Ba3         BB-
       2,138,121      Term Loan, maturing June 30, 2009                                                         2,167,520
                      ITRON, INC.                                            Ba3         BB-
       1,000,000      Term Loan, maturing June 28, 2011                                                         1,010,000
                      MUELLER GROUP, INC.                                    B2          B+
       5,669,725      Term Loan, maturing April 23, 2011                                                        5,698,074
                      RLC INDUSTRIES COMPANY                                 B1          BB+
       2,977,506      Term Loan, maturing February 26, 2010                                                     3,007,281
                      ROPER INDUSTRIES, INC.                                 Ba2         BB+
       1,950,000      Term Loan, maturing December 29, 2008                                                     1,979,250
                      SENSUS METERING SYSTEMS, INC.                          B2          B+
       1,713,043      Term Loan, maturing December 17, 2010                                                     1,731,244
         256,957      Term Loan, maturing December 17, 2010                                                       259,687

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                                                                               BANK LOAN
                                                                               RATINGS+
                                                                              (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                         MOODY'S       S&P                   VALUE
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED / CONGLOMERATE MANUFACTURING: (CONTINUED)
                      SPX CORPORATION                                        Ba2        BBB-
$      5,216,363      Term Loan, maturing September 30, 2009                                               $    5,295,422
                                                                                                           --------------
                                                                                                               29,718,777
                                                                                                           --------------
DIVERSIFIED / CONGLOMERATE SERVICE: 1.2%
                      AMERCO, INC.                                           NR          BB
       8,469,566      Term Loan, maturing February 27, 2009                                                     8,660,131
                      IRON MOUNTAIN, INC.                                    B1          BB-
       5,320,000      Term Loan, maturing April 02, 2011                                                        5,354,915
                      RELIZON COMPANY                                        B1          BB-
       3,112,187      Term Loan, maturing February 20, 2011                                                     3,129,693
                                                                                                           --------------
                                                                                                               17,144,739
                                                                                                           --------------
ECOLOGICAL: 2.0%
                      ALLIED WASTE NORTH AMERICA, INC.                       Ba3         BB
          59,350      Revolver, maturing June 30, 2010                                                             58,682
      16,515,179      Term Loan, maturing January 15, 2010                                                     16,788,307
       1,000,000      Term Loan, maturing January 15, 2010                                                      1,015,625
       1,000,000      Term Loan, maturing January 15, 2010                                                      1,016,563
                      ENVIROSOLUTIONS, INC.                                  NR          NR
       1,423,636      Term Loan, maturing March 01, 2009                                                        1,423,636
          30,909      Term Loan, maturing March 31, 2009                                                           30,909
                      GREAT LAKES DREDGE & DOCK CORPORATION                  B2          B-
         958,541      Term Loan, maturing December 22, 2010                                                       958,541
                      IESI COPRORATION                                       B1          B+
         194,375      Revolver, maturing September 30, 2008                                                       191,945
         992,500      Term Loan, maturing September 30, 2010                                                    1,009,249
                      WASTE CONNECTIONS, INC.                                Ba2         BB+
       5,500,000      Term Loan, maturing October 22, 2010                                                      5,555,000
                                                                                                           --------------
                                                                                                               28,048,457
                                                                                                           --------------
ELECTRONICS: 0.5%
                      ANTEON CORPORATION                                     Ba3         BB
         995,000      Term Loan, maturing December 31, 2010                                                     1,007,231
                      DECISION ONE CORPORATION                               B3          CCC
       2,789,500 (2)  Term Loan, maturing April 18, 2005                                                        1,436,593
                      INVENSYS INTERNATIONAL HOLDINGS, LTD.                  Ba3         B+
         997,923      Term Loan, maturing September 05, 2009                                                    1,011,644
                      KNOWLES ELECTRONICS, INC.                              B3          B-
       1,832,013      Term Loan, maturing June 29, 2007                                                         1,850,714
                      SEAGATE TECHNOLOGY (US) HOLDINGS, INC.                 Ba1         BB+
       1,960,000      Term Loan, maturing May 13, 2007                                                          1,986,705
                                                                                                           --------------
                                                                                                                7,292,887
                                                                                                           --------------
FARMING AND AGRICULTURE: 1.4%
                      AGCO CORPORATION                                       Ba1         BB+
       4,615,833      Term Loan, maturing January 31, 2006                                                      4,646,127
                      SCOTTS COMPANY                                         Ba1         BB
       1,000,000      Term Loan, maturing September 30, 2010                                                    1,000,000

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                                                                               BANK LOAN
                                                                               RATINGS+
                                                                              (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                         MOODY'S       S&P                   VALUE
-------------------------------------------------------------------------------------------------------------------------
FARMING AND AGRICULTURE: (CONTINUED)
                      UNITED INDUSTRIES CORPORATION                          B1          B+
$        101,538      Revolver, maturing April 30, 2010                                                    $      100,015
       8,492,500      Term Loan, maturing April 29, 2011                                                        8,603,964
                      VICAR OPERATING, INC.                                  Ba3         BB-
       5,165,546      Term Loan, maturing June 30, 2009                                                         5,243,029
                                                                                                           --------------
                                                                                                               19,593,135
                                                                                                           --------------
FINANCE: 0.6%
                      REFCO GROUP                                            B1          BB-
       5,000,000      Term Loan, maturing August 05, 2011                                                       4,991,145
                      RENT-A-CENTER, INC.                                    Ba2         BB+
       4,000,000      Term Loan, maturing June 30, 2010                                                         4,049,500
                                                                                                           --------------
                                                                                                                9,040,645
                                                                                                           --------------
FOREIGN CABLE, FOREIGN TV, RADIO AND EQUIPMENT: 0.2%
                      NTL INVESTMENT HOLDING, LTD.                           B1          BB-
       3,000,000      Term Loan, maturing May 19, 2012                                                          2,970,000
                                                                                                           --------------
                                                                                                                2,970,000
                                                                                                           --------------
GAMING: 2.3%
                      ALLIANCE GAMING CORPORATION                            Ba3         BB-
       3,638,651      Term Loan, maturing September 04, 2009                                                    3,687,165
                      AMERISTAR CASINOS, INC.                                Ba3         BB-
       1,787,698      Term Loan, maturing December 20, 2006                                                     1,811,721
                      ARGOSY GAMING COMPANY                                  Ba2         BB
       1,914,084      Term Loan, maturing July 31, 2008                                                         1,936,216
                      BOYD GAMING CORPORATION                                Ba2         BB
       5,000,000      Term Loan, maturing June 30, 2011                                                         5,055,470
                      GLOBAL CASH ACCESS, LLC                                B2          B+
       2,962,500      Term Loan, maturing March 10, 2010                                                        3,006,938
                      GREEN VALLEY RANCH GAMING, LLC                         B1          B+
         995,000      Term Loan, maturing December 22, 2010                                                     1,009,925
                      ISLE OF CAPRI CASINOS, INC.                            Ba2         BB-
         827,500      Term Loan, maturing April 26, 2008                                                          837,844
                      PENN NATIONAL GAMING                                   Ba3         BB-
         945,590      Term Loan, maturing September 01, 2007                                                      960,956
                      RUFFIN GAMING, LLC                                     NR          NR
       4,000,000      Term Loan, maturing July 14, 2007                                                         4,032,500
                      UNITED AUBURN INDIAN COMMUNITY                         Ba3         BB
         985,843      Term Loan, maturing January 24, 2009                                                        990,772
                      VENETIAN CASINO RESORTS, LLC                           B1          B+
       8,635,000      Term Loan, maturing August 06, 2011                                                       8,753,731
                                                                                                           --------------
                                                                                                               32,083,238
                                                                                                           --------------
GROCERY: 0.4%
                      GIANT EAGLE, INC.                                      Ba2         BB+
       1,904,667      Term Loan, maturing August 02, 2009                                                       1,927,285
       2,989,763      Term Loan, maturing August 06, 2009                                                       3,025,266
                                                                                                           --------------
                                                                                                                4,952,551
                                                                                                           --------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                                                                               BANK LOAN
                                                                               RATINGS+
                                                                              (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                         MOODY'S       S&P                   VALUE
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE: 10.9%
                      ACCREDO HEALTH, INC.                                   Ba2         BB
$      8,500,000      Term Loan, maturing March 31, 2009                                                   $    8,553,125
       1,852,740      Term Loan, maturing April 30, 2011                                                        1,864,320
                      ADVANCED MEDICAL OPTICS, INC.                          B1          BB-
       3,825,000      Term Loan, maturing June 25, 2009                                                         3,882,375
                      ALLIANCE IMAGING, INC.                                 B1          B+
         354,962      Term Loan, maturing November 02, 2006                                                       350,525
       2,000,000      Term Loan, maturing June 10, 2008                                                         1,992,500
                      APRIA HEALTHCARE GROUP, INC.                           Ba1        BBB-
       4,776,271      Term Loan, maturing July 20, 2008                                                         4,831,795
                      ARDENT HEALTHCARE                                      B1          B+
       6,000,000      Term Loan, maturing August 12, 2011                                                       6,015,000
                      BEVERLY ENTERPRISES, INC.                              Ba3         BB
       3,471,256      Term Loan, maturing October 22, 2008                                                      3,523,325
                      COLGATE MEDICAL, LTD.                                  Ba2         BB-
       3,824,359      Term Loan, maturing December 30, 2008                                                     3,866,190
                      COMMUNITY HEALTH SYSTEMS, INC.                         Ba3         BB-
      17,659,100      Term Loan, maturing August 19, 2011                                                      17,659,100
                      CONCENTRA OPERATING CORPORATION                        B1          B+
       3,000,000      Term Loan, maturing June 30, 2009                                                         3,015,624
                      DAVITA, INC.                                           Ba2         BB
      21,350,195      Term Loan, maturing March 31, 2009                                                       21,565,597
       3,000,000      Term Loan, maturing June 30, 2010                                                         3,023,439
                      DJ ORTHOPEDICS, LLC                                    Ba3         BB-
         975,000      Term Loan, maturing May 15, 2009                                                            985,969
                      EMPI CORPORATION                                       B1          B+
       1,400,795      Term Loan, maturing November 24, 2009                                                     1,404,297
                      EXPRESS SCRIPTS, INC.                                  Ba1         BBB
         997,500      Term Loan, maturing February 13, 2010                                                     1,007,267
                      FISHER SCIENTIFIC INTERNATIONAL, INC.                  Ba2         BBB
       2,500,000      Term Loan, maturing August 02, 2011                                                       2,524,220
                      FRESENIUS MEDICAL CARE HOLDINGS, INC.                  Ba1         BB+
       3,000,000      Term Loan, maturing October 31, 2007                                                      3,010,314
       7,730,625      Term Loan, maturing February 21, 2010                                                     7,795,044
                      HCA, INC.                                              Ba1        BBB-
         937,500      Term Loan, maturing April 30, 2006                                                          937,207
                      IASIS HEALTHCARE CORPORATION                           B1          B+
       6,500,000      Term Loan, maturing June 30, 2011                                                         6,588,361
                      INSIGHT HEALTH SERVICES CORPORATION                    B1          B+
       1,933,333      Term Loan, maturing October 07, 2008                                                      1,928,500
         600,000      Term Loan, maturing October 07, 2008                                                        598,500
         300,000      Term Loan, maturing October 07, 2008                                                        299,250
         661,561      Term Loan, maturing October 17, 2008                                                        666,523
                      KINETIC CONCEPTS, INC.                                 B1          BB-
       5,020,417      Term Loan, maturing August 11, 2010                                                       5,089,448
                      LEINER HEALTH PRODUCTS GROUP, INC.                     B1           B
       3,500,000      Term Loan, maturing May 27, 2011                                                          3,543,750

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                                                                                BANK LOAN
                                                                                RATINGS+
                                                                               (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                          MOODY'S        S&P                   VALUE
--------------------------------------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE: (CONTINUED)
                     MAGELLAN HEALTH SERVICES, INC.                          B1           B+
$        770,833     Term Loan, maturing August 15, 2008                                                   $       781,432
                     MEDCATH CORPORATION                                     B2           B+
       1,000,000     Term Loan, maturing June 30, 2011                                                           1,014,375
                     MEDICAL DEVICE MANUFACTURING, INC.                      B2           B+
       1,750,000     Term Loan, maturing June 30, 2010                                                           1,767,500
                     PACIFICARE HEALTH SYSTEMS, INC.                         Ba3         BBB-
         990,000     Term Loan, maturing June 03, 2008                                                           1,004,025
                     SKILLED HEALTHCARE GROUP                                B1           B
       4,000,000     Term Loan, maturing June 28, 2010                                                           4,038,752
                     SOLA INTERNATIONAL, INC.                                Ba3          BB-
       1,975,000     Term Loan, maturing December 11, 2009                                                       2,002,156
                     STERIGENICS INTERNATIONAL, INC.                         B2           B+
       4,500,000     Term Loan, maturing June 14, 2011                                                           4,556,250
                     TRIAD HOSPITALS, INC.                                   Ba3          BB
       3,347,291     Term Loan, maturing September 30, 2008                                                      3,406,705
                     VANGUARD HEALTH SYSTEMS, INC.                           Ba3          B
      13,000,000     Term Loan, maturing May 18, 2009                                                           13,000,000
                     VWR INTERNATIONAL, INC.                                 B1           BB-
       5,034,334     Term Loan, maturing April 07, 2011                                                          5,115,513
                                                                                                           ---------------
                                                                                                               153,208,273
                                                                                                           ---------------
HOME AND OFFICE FURNISHING, HOUSEWARES: 2.6%
                     BUHRMANN U.S., INC.                                     Ba3          BB-
       3,990,000     Term Loan, maturing December 31, 2010                                                       4,044,033
                     GLOBAL IMAGING SYSTEMS, INC.                            Ba3          BB-
       3,481,250     Term Loan, maturing May 10, 2010                                                            3,520,414
                     HILLMAN GROUP, INC.                                     B2           B
       1,995,000     Term Loan, maturing March 30, 2011                                                          2,017,444
                     HOLMES GROUP, INC.                                      B1           B
       6,000,000     Term Loan, maturing November 08, 2010                                                       5,970,000
                     MAAX CORPORATION                                        B1           B+
       4,000,000     Term Loan, maturing June 04, 2011                                                           4,022,500
                     SEALY MATTRESS COMPANY                                  B2           B+
       6,687,500     Term Loan, maturing August 06, 2012                                                         6,764,125
                     SIMMONS COMPANY                                         B2           B+
       7,420,479     Term Loan, maturing December 19, 2011                                                       7,488,888
                     XEROX CORPORATION                                       Ba1          BB-
       2,000,000     Term Loan, maturing September 30, 2008                                                      2,010,416
                                                                                                           ---------------
                                                                                                                35,837,820
                                                                                                           ---------------
INSURANCE: 0.7%
                     CONSECO, INC.                                           B2           BB-
      10,000,000     Term Loan, maturing June 22, 2010                                                          10,152,080
                                                                                                           ---------------
                                                                                                                10,152,080
                                                                                                           ---------------
LEISURE, AMUSEMENT AND ENTERTAINMENT: 5.0%
                     AMF BOWLING WORLDWIDE, INC.                             B1            B
       1,496,250     Term Loan, maturing August 27, 2009                                                         1,509,811
                     CINEMARK USA, INC.                                      Ba3          BB-
       2,493,750     Term Loan, maturing March 31, 2011                                                          2,512,453

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                                                                                BANK LOAN
                                                                                RATINGS+
                                                                               (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                          MOODY'S        S&P                   VALUE
--------------------------------------------------------------------------------------------------------------------------
LEISURE, AMUSEMENT AND ENTERTAINMENT: (CONTINUED)
                     FITNESS HOLDINGS WORLDWIDE, INC.                        B1           B
$      3,980,000     Term Loan, maturing July 01, 2009                                                     $     4,029,750
                     LODGENET ENTERTAINMENT CORPORATION                      B1          B+
       1,847,917     Term Loan, maturing June 30, 2006                                                           1,859,466
                     LOEWS CINEPLEX ENTERTAINMENT CORPORATION                B1           B
       7,500,000     Term Loan, maturing July 31, 2011                                                           7,564,845
                     METRO-GOLDWYN-MAYER STUDIOS, INC.                       Ba3         B+
      15,000,000     Term Loan, maturing April 30, 2011                                                         15,073,125
                     PURE FISHING                                            B1          BB-
       2,760,937     Term Loan, maturing September 30, 2010                                                      2,798,900
                     REGAL CINEMAS, INC.                                     Ba3         BB-
       7,737,576     Term Loan, maturing November 10, 2010                                                       7,834,296
                     SIX FLAGS THEME PARKS, INC.                             Ba3          B
       8,790,820     Term Loan, maturing June 30, 2009                                                           8,837,526
                     UNIVERSAL CITY DEVELOPMENT PARTNERS, L.P.               B1          B+
       5,000,000     Term Loan, maturing June 30, 2007                                                           5,018,750
                     WALLACE THEATERS                                        B2           B
       2,750,000     Term Loan, maturing July 15, 2009                                                           2,763,750
                     WARNER MUSIC GROUP                                      B1          B+
       9,458,734     Term Loan, maturing February 28, 2011                                                       9,593,861
                                                                                                           ---------------
                                                                                                                69,396,533
                                                                                                           ---------------
LODGING: 1.0%
                     BOCA RESORTS HOTEL CORPORATION                          NR          NR
       7,000,000     Term Loan, maturing July 22, 2009                                                           7,000,000
                     CNL HOSPITALITY PARTNERS, L.P.                          NR          NR
       5,281,690     Term Loan, maturing January 02, 2005                                                        5,281,690
                     WYNDHAM INTERNATIONAL, INC.                             NR          NR
       1,095,520     Term Loan, maturing June 30, 2006                                                           1,073,382
                                                                                                           ---------------
                                                                                                                13,355,072
                                                                                                           ---------------
MACHINERY: 1.8%
                     ALLIANCE LAUNDRY HOLDINGS, LLC                          B1           B
       1,481,865     Term Loan, maturing August 02, 2007                                                         1,487,422
                     BLOUNT, INC.                                            B2          B+
       2,000,000     Term Loan, maturing July 31, 2010                                                           2,030,000
                     BUCYRUS INTERNATIONAL, INC.                             Ba3         BB-
       2,500,000     Term Loan, maturing July 28, 2010                                                           2,523,438
                     ENERSYS, INC.                                           Ba3         BB
       3,326,262     Term Loan, maturing March 17, 2011                                                          3,365,242
                     JUNO LIGHTING, INC.                                     B1          B+
       2,372,538     Term Loan, maturing November 21, 2010                                                       2,408,126
                     NATIONAL WATERWORKS, INC.                               B1          BB-
       1,423,469     Term Loan, maturing November 22, 2009                                                       1,445,711
                     REXNORD CORPORATION                                     B1          B+
       1,777,778     Term Loan, maturing November 25, 2009                                                       1,795,926
                     UNITED RENTALS (NORTH AMERICA), INC.                    Ba3         BB
       8,116,754     Term Loan, maturing February 14, 2011                                                       8,211,111
                     VUTEK, INC.                                             B1          B+
       2,000,000     Term Loan, maturing June 25, 2010                                                           1,995,000
                                                                                                           ---------------
                                                                                                                25,261,976
                                                                                                           ---------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                                                                                BANK LOAN
                                                                                RATINGS+
                                                                               (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                          MOODY'S        S&P                   VALUE
--------------------------------------------------------------------------------------------------------------------------
MINING, STEEL, IRON AND NON-PRECIOUS METALS: 1.0%
                     FOUNDATION COAL CORPORATION                             Ba3         BB-
$      3,750,000     Term Loan, maturing July 30, 2011                                                     $     3,791,719
                     PEABODY ENERGY CORPORATION                              Ba1         BB+
       7,962,500     Term Loan, maturing March 21, 2010                                                         10,079,251
                                                                                                           ---------------
                                                                                                                13,870,970
                                                                                                           ---------------
OIL AND GAS: 2.2%
                     GETTY PETROLEUM MARKETING, INC.                         B1          BB-
       4,500,000     Term Loan, maturing May 19, 2010                                                            4,574,533
                     LA GRANGE ACQUISTION, L.P.                              NR           NR
       5,500,000     Term Loan, maturing January 18, 2008                                                        5,582,500
                     LYONDELL-CITGO REFINING, L.P.                           Ba3          BB
       5,000,000     Term Loan, maturing May 21, 2007                                                            5,084,375
                     TRANSWESTERN PIPELINE COMPANY                           B1           BB
       5,500,000     Term Loan, maturing April 30, 2009                                                          5,550,419
                     VULCAN ENERGY CORPORATION                               B1           BB
       5,000,000     Term Loan, maturing March 31, 2010                                                          5,071,875
                     WILLIAMS PRODUCTION RMT COMPANY                         B2           BB
       4,961,328     Term Loan, maturing May 30, 2007                                                            5,037,817
                                                                                                           ---------------
                                                                                                                30,901,519
                                                                                                           ---------------
OTHER BROADCASTING AND ENTERTAINMENT: 1.5%
                     DIRECTV HOLDINGS, LLC                                   Ba2          BB
       5,390,714     Term Loan, maturing March 06, 2010                                                          5,468,206
                     LIBERTY MEDIA CORPORATION                              Baa3         BBB-
       6,000,000     Floating Rate Note,
                     maturing September 17, 2006                                                                 6,072,120
                     RAINBOW NATIONAL SERVICES, LLC                          B1           B+
       9,250,000     Term Loan, maturing March 31, 2012                                                          9,370,250
                                                                                                           ---------------
                                                                                                                20,910,576
                                                                                                           ---------------
OTHER TELECOMMUNICATIONS: 4.0%
                     ALASKA COMMUNICATIONS SYSTEMS HOLDINGS, INC.            Ba3         BB-
       1,492,500     Term Loan, maturing February 14, 2009                                                       1,507,735
                     CINCINNATI BELL, INC.                                   B1           B+
          35,316     Revolver, maturing November 09, 2004                                                           34,932
       7,685,744     Term Loan, maturing June 30, 2008                                                           7,767,405
                     CONSOLIDATED COMMUNICATIONS, INC.                       B1           B+
       2,500,000     Term Loan, maturing March 31, 2010                                                          2,506,250
       3,500,000     Term Loan, maturing October 14, 2011                                                        3,548,125
                     D&E COMMUNICATIONS, INC.                                Ba3         BB-
       1,989,947     Term Loan, maturing March 05, 2012                                                          2,020,419
                     ECHOSTAR DBS CORPORATION                                Ba3         BB-
       5,000,000     Floating Rate Note,
                     maturing October 01, 2008                                                                   5,200,000
                     FAIRPOINT COMMUNICATIONS, INC.                          B2           B+
       2,500,000     Term Loan, maturing March 31, 2009                                                          2,519,533
                     GCI HOLDINGS, INC.                                      Ba3         BB+
       1,394,858     Term Loan, maturing October 31, 2007                                                        1,407,500
                     PANAMSAT CORPORATION                                    Ba3         BB+
      10,000,000     Term Loan, maturing August 20, 2011                                                        10,019,690

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                                                                                BANK LOAN
                                                                                RATINGS+
                                                                               (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                          MOODY'S        S&P                   VALUE
--------------------------------------------------------------------------------------------------------------------------
OTHER TELECOMMUNICATIONS: (CONTINUED)
                     QWEST COMMUNICATIONS INTERNATIONAL, INC.                B3          CCC+
$     10,000,000     Floating Rate Note,
                     maturing February 15, 2009                                                            $     9,300,000
                     QWEST CORPORATION                                       B2           BB-
       2,500,000     Term Loan, maturing June 30, 2007                                                           2,586,875
                     TIME WARNER TELECOM HOLDINGS                            B1           B
       2,000,000     Floating Rate Note,
                     maturing February 15, 2011                                                                  1,950,000
                     VALOR COMMUNICATIONS GROUP                              B2           B+
       5,000,000     Term Loan, maturing June 15, 2010                                                           5,062,500
                                                                                                           ---------------
                                                                                                                55,430,964
                                                                                                           ---------------
PERSONAL AND NON-DURABLE CONSUMER PRODUCTS: 1.7%
                     AMSCAN HOLDINGS, INC.                                   B1           B+
       2,000,000     Term Loan, maturing April 30, 2012                                                          2,025,000
                     CHURCH & DWIGHT COMPANY, INC.                           Ba2          BB
       6,500,000     Term Loan, maturing May 30, 2011                                                            6,586,326
                     JARDEN CORPORATION                                      Ba3          B+
       1,333,333     Term Loan, maturing April 08, 2008                                                          1,342,500
         992,500     Term Loan, maturing April 24, 2008                                                            999,323
                     JOSTENS, INC.                                           Ba3          B+
       2,694,150     Term Loan, maturing July 29, 2010                                                           2,734,562
                     NORWOOD PROMOTIONAL PRODUCTS, INC.                      NR           NR
       3,700,076     Term Loan, maturing August 16, 2009                                                         3,589,074
                     NORWOOD PROMOTIONAL PRODUCTS HOLDINGS, INC.             NR           NR
       1,673,710 (2) Term Loan, maturing August 16, 2011                                                           753,170
                     PRESTIGE BRANDS HOLDINGS, INC.                          B1           B
       3,985,000     Term Loan, maturing April 06, 2011                                                          3,998,282
                     RAYOVAC CORPORATION                                     B1           B+
       1,443,091     Term Loan, maturing September 30, 2009                                                      1,459,626
                                                                                                           ---------------
                                                                                                                23,487,863
                                                                                                           ---------------
PERSONAL, FOOD AND MISCELLANEOUS SERVICES: 2.1%
                     AFC ENTERPRISES, INC.                                   B1           B
       1,841,718     Term Loan, maturing May 23, 2009                                                            1,848,625
                     ALDERWOODS GROUP, INC.                                  B1          BB-
       3,621,824     Term Loan, maturing August 19, 2009                                                         6,021,002
                     ALLIED SECURITY HOLDINGS                                B2           B+
       2,000,000     Term Loan, maturing June 30, 2010                                                           2,020,000
                     COINMACH CORPORATION                                    B1           B+
       2,925,000     Term Loan, maturing July 25, 2009                                                           2,959,003
                     COINSTAR, INC.                                          Ba3         BB-
       3,250,000     Term Loan, maturing July 07, 2011                                                           3,312,675
                     DOMINO'S, INC.                                          Ba3          B+
       5,702,900     Term Loan, maturing June 25, 2010                                                           5,800,026
                     JACK IN THE BOX, INC.                                   Ba2          BB
       5,480,000     Term Loan, maturing January 09, 2010                                                        5,555,350
                     N.E.W. CUSTOMER SERVICES COMPANIES, INC.                B1           B+
       1,666,667     Term Loan, maturing August 01, 2009                                                         1,677,084
                                                                                                           ---------------
                                                                                                                29,193,765
                                                                                                           ---------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                                                                                BANK LOAN
                                                                                RATINGS+
                                                                               (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                          MOODY'S        S&P                   VALUE
--------------------------------------------------------------------------------------------------------------------------
PRINTING AND PUBLISHING: 8.0%
                     ADAMS OUTDOOR ADVERTISING, L.P.                         B1          B+
$      6,549,606     Term Loan, maturing October 15, 2011                                                  $     6,628,745
                     AMERICAN ACHIEVEMENT CORPORATION                        B1          B+
         995,000     Term Loan, maturing March 25, 2011                                                          1,003,706
                     AMERICAN MEDIA OPERATIONS, INC.                         Ba3         B+
          20,146     Term Loan, maturing April 01, 2006                                                             20,121
       2,954,196     Term Loan, maturing April 01, 2007                                                          3,003,126
                     AMERICAN REPROGRAPHICS COMPANY                          B1          BB
       2,487,500     Term Loan, maturing June 18, 2009                                                           2,524,813
                     AMERICAN REPROGRAPHICS COMPANY                          B3           B
         948,284     Term Loan, maturing December 18, 2009                                                         993,327
                     CANWEST MEDIA, INC.                                     Ba3         B+
       6,024,372     Term Loan, maturing August 15, 2009                                                         6,103,442
                     DEX MEDIA EAST, LLC                                     Ba2         BB-
       6,570,917     Term Loan, maturing November 08, 2008                                                       6,650,313
       6,055,132     Term Loan, maturing May 08, 2009                                                            6,139,649
                     DEX MEDIA WEST, LLC                                     Ba2         BB-
       4,024,288     Term Loan, maturing September 09, 2009                                                      4,077,944
      10,148,340     Term Loan, maturing March 09, 2010                                                         10,304,797
                     FREEDOM COMMUNICATIONS                                  Ba3         BB
       8,000,000     Term Loan, maturing May 18, 2012                                                            8,123,752
                     HERALD MEDIA, INC.                                      B1           B
       2,500,000     Term Loan, maturing July 22, 2011                                                           2,531,250
                     JOURNAL REGISTER COMPANY                                Ba2         BB+
       5,000,000     Term Loan, maturing September 29, 2006                                                      5,019,530
                     LAMAR MEDIA CORPORATION                                 Ba2         BB-
       4,500,000     Term Loan, maturing June 30, 2009                                                           4,526,721
       5,200,000     Term Loan, maturing June 30, 2010                                                           5,252,000
                     MC COMMUNICATIONS, LLC                                  B2           B
       3,500,000     Term Loan, maturing December 31, 2010                                                       3,465,000
                     MERRILL COMMUNICATIONS, LLC                             B1           B
       2,000,000     Term Loan, maturing July 30, 2009                                                           2,020,000
                     PRIMEDIA, INC.                                          B3           B
       1,580,796     Revolver, maturing June 30, 2008                                                            1,483,479
       4,970,712     Term Loan, maturing June 30, 2009                                                           4,780,582
       1,500,000     Term Loan, maturing December 31, 2009                                                       1,477,500
                     R.H. DONNELLEY, INC.                                    Ba3         BB
       1,989,932     Term Loan, maturing December 31, 2008                                                       2,000,505
       1,970,518     Term Loan, maturing June 30, 2010                                                           1,987,760
                     READER'S DIGEST ASSOCIATIONS, INC.                      Ba1         BB
       3,000,000     Term Loan, maturing May 21, 2007                                                            3,040,314
       1,995,000     Term Loan, maturing May 20, 2008                                                            2,021,809
                     TRANSWESTERN PUBLISHING COMPANY                         B1          B+
       5,193,782     Term Loan, maturing February 25, 2011                                                       5,237,607
                     TRANSWESTERN PUBLISHING COMPANY                         B3          B-
       2,992,500     Term Loan, maturing February 25, 2012                                                       3,014,477
                     ZIFF DAVIS MEDIA, INC.                                  B3          CCC
       8,149,269     Term Loan, maturing March 31, 2007                                                          8,105,980
                                                                                                           ---------------
                                                                                                               111,538,249
                                                                                                           ---------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                                                                                BANK LOAN
                                                                                RATINGS+
                                                                               (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                          MOODY'S        S&P                   VALUE
--------------------------------------------------------------------------------------------------------------------------
RADIO AND TV BROADCASTING: 4.5%
                     CUMULUS MEDIA, INC.                                     Ba3         B+
$      2,000,000     Term Loan, maturing March 28, 2009                                                    $     2,013,750
       3,500,000     Term Loan, maturing March 28, 2010                                                          3,529,533
                     EMMIS OPERATING COMPANY                                 Ba2         B+
      11,000,000     Term Loan, maturing November 10, 2011                                                      11,089,375
                     ENTRAVISION COMMUNICATIONS CORPORATION                  B1          B+
       2,500,000     Term Loan, maturing February 24, 2012                                                       2,519,792
                     FISHER BROADCASTING, INC.                               Ba3         B+
         633,111     Term Loan, maturing February 28, 2010                                                         635,881
                     GRAY TELEVISION, INC.                                   Ba2         B+
       5,500,000     Term Loan, maturing June 30, 2011                                                           5,544,687
                     LIN TELEVISION CORPORATION                              Ba1         BB
         498,571     Term Loan, maturing December 31, 2007                                                         505,026
                     MISSION BROADCASTING, INC.                              Ba3         B+
       3,072,340     Term Loan, maturing December 31, 2010                                                       3,080,021
                     NEP BROADCASTING                                        B1           B
       3,000,000     Term Loan, maturing November 30, 2010                                                       3,033,750
                     NEXSTAR BROADCASTING                                    Ba3         B+
       1,677,660     Term Loan, maturing December 31, 2010                                                       1,681,854
                     PAXSON COMMUNICATIONS CORPORATION                       B1           B
       7,500,000     Floating Rate Note,
                     maturing January 15, 2010                                                                   7,462,500
                     SINCLAIR BROADCAST GROUP, INC.                          Ba2         BB
       3,000,000     Term Loan, maturing June 30, 2009                                                           3,018,750
       4,000,000     Term Loan, maturing December 31, 2009                                                       4,045,832
                     SPANISH BROADCASTING SYSTEMS                            B1          B+
       5,223,750     Term Loan, maturing October 30, 2009                                                        5,308,636
                     SUSQUEHANNA MEDIA COMPANY                               Ba2         BB-
       9,000,000     Term Loan, maturing March 31, 2012                                                          9,126,567
                     TELEVICENTRO OF PUERTO RICO, LLC                        Ba1         BB
         461,429     Term Loan, maturing December 31, 2007                                                         467,403
                                                                                                           ---------------
                                                                                                                63,063,357
                                                                                                           ---------------
RETAIL: 3.7%
                     ADVANCE STORES COMPANY, INC.                            Ba2         BB
         380,682     Term Loan, maturing November 30, 2006                                                         385,560
       3,390,645     Term Loan, maturing November 30, 2007                                                       3,437,266
                     ALIMENTATION COUCHE-TARD, INC.                          Ba2         BB
         609,184     Term Loan, maturing December 17, 2010                                                         613,372
                     BAKER & TAYLOR, INC.                                    B1           B
         975,000     Revolver, maturing May 06, 2009                                                               965,250
       1,000,000     Term Loan, maturing May 06, 2011                                                            1,012,500
                     BLOCKBUSTER ENTERTAINMENT CORPORATION                   Ba2         BB
      12,000,000     Term Loan, maturing August 19, 2011                                                        12,003,756
                     CH OPERATING, LLC                                       B2          B+
         554,446     Term Loan, maturing June 21, 2007                                                             555,832
                     CSK AUTOMOTIVE, INC.
       2,492,500     Term Loan, maturing June 19, 2009                                                           2,522,099

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                                                                                BANK LOAN
                                                                                RATINGS+
                                                                               (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                          MOODY'S        S&P                   VALUE
--------------------------------------------------------------------------------------------------------------------------
RETAIL: (CONTINUED)
                     HARBOR FREIGHT TOOLS                                    B1          B+
$      5,000,000     Term Loan, maturing June 24, 2010                                                     $     5,028,125
                     JEAN COUTU GROUP, INC.                                  B1          BB
       7,000,000     Term Loan, maturing July 30, 2011                                                           7,068,411
                     NEBRASKA BOOK COMPANY, INC.                             B2           B
       1,496,250     Term Loan, maturing March 04, 2011                                                          1,516,823
                     ORIENTAL TRADING COMPANY, INC.                          B1          B+
       2,372,241     Term Loan, maturing August 06, 2010                                                         2,405,849
                     ORIENTAL TRADING COMPANY, INC.                          B2          B-
       1,411,696     Term Loan, maturing January 08, 2011                                                        1,438,754
                     PANTRY, INC.                                            B1          B+
       5,436,232     Term Loan, maturing March 12, 2011                                                          5,517,775
                     PETCO ANIMAL SUPPLIES, INC.                             Ba3         BB
         723,928     Term Loan, maturing October 26, 2008                                                          733,656
                     RITE AID CORPORATION                                    Ba3         BB
       3,980,000     Term Loan, maturing April 30, 2008                                                          4,029,750
                     TRAVELCENTERS OF AMERICA, INC.                          Ba3         BB
       2,624,600     Term Loan, maturing November 14, 2008                                                       2,659,594
                                                                                                           ---------------
                                                                                                                51,894,372
                                                                                                           ---------------
TELECOMMUNICATIONS EQUIPMENT: 2.0%
                     AAT COMMUNICATIONS CORPORATION                          B1          B-
       3,500,000     Term Loan, maturing January 16, 2012                                                        3,543,750
                     AMERICAN TOWER, L.P.                                    B1           B
       5,000,000     Term Loan, maturing August 31, 2011                                                         5,075,780
                     CROWN CASTLE OPERATING COMPANY                          B1          B-
       1,239,729     Term Loan, maturing September 15, 2007                                                      1,242,829
                     SBA SENIOR FINANCE, INC.                                B2         CCC+
       8,253,846     Term Loan, maturing October 31, 2008                                                        8,327,355
                     SPECTRASITE COMMUNICATIONS, INC.                        B1          B+
       7,288,221     Term Loan, maturing December 31, 2007                                                       7,397,544
       1,790,735     Term Loan, maturing December 31, 2007                                                       1,800,061
                                                                                                           ---------------
                                                                                                                27,387,319
                                                                                                           ---------------
TEXTILES AND LEATHER: 0.3%
                 (1) GALEY & LORD, INC.                                      NR          NR
         650,310 (2) Term Loan, maturing September 05, 2009                                                        268,253
                     POLYMER GROUP, INC.                                     B2          B+
       2,000,000     Term Loan, maturing April 27, 2010                                                          2,014,584
                     WILLIAM CARTER COMPANY                                  Ba3         BB+
       2,430,064     Term Loan, maturing September 08, 2008                                                      2,452,846
                                                                                                           ---------------
                                                                                                                 4,735,683
                                                                                                           ---------------
UTILITIES: 4.5%
                     ALLEGHENY ENERGY SUPPLY COMPANY                         B1          B+
       7,318,333     Term Loan, maturing March 08, 2011                                                          7,434,512
       3,659,167     Term Loan, maturing June 08, 2011                                                           3,722,822
                     ASTORIA ENERGY, LLC                                     Ba3         B+
       8,500,000     Term Loan, maturing April 15, 2012                                                          8,634,580
                     CALPINE CONSTRUCTION FINANCE COMPANY, L.P.              NR          B+
       2,979,950     Term Loan, maturing August 26, 2009                                                         3,191,526

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                                                                                BANK LOAN
                                                                                RATINGS+
                                                                               (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                          MOODY'S        S&P                   VALUE
--------------------------------------------------------------------------------------------------------------------------
UTILITIES: (CONTINUED)
                     CALPINE CORPORATION                                     B2           B
$      1,970,050     Term Loan, maturing July 16, 2007                                                     $     1,977,847
       1,994,962     Term Loan, maturing July 16, 2007                                                           1,695,718
                     CALPINE GENERATING COMPANY, LLC                         B1          B+
       3,500,000     Term Loan, maturing March 23, 2009                                                          3,511,596
                     CENTERPOINT ENERGY, INC.                                Ba1         BBB
       6,978,349     Term Loan, maturing October 07, 2006                                                        7,012,368
                     COLETO CREEK WLE, L.P.                                  Ba2         BB
       1,000,000     Term Loan, maturing June 30, 2011                                                           1,015,625
                     COLETO CREEK WLE, L.P.                                  Ba3         BB-
       1,000,000     Term Loan, maturing June 30, 2012                                                           1,016,250
                     DYNEGY HOLDINGS, INC.                                   B2          BB-
       6,000,000     Term Loan, maturing May 27, 2010                                                            6,114,378
                     PIKE ELECTRIC, INC.                                     Ba3         BB
       4,428,750     Term Loan, maturing July 01, 2012                                                           4,510,868
                     RIVERSIDE ENERGY CENTER, LLC                            Ba3         BB-
         403,552     Term Loan, maturing June 24, 2010                                                             407,588
       3,804,306     Term Loan, maturing June 24, 2011                                                           3,842,349
       5,292,139     Term Loan, maturing June 24, 2011                                                           5,345,060
                     TETON POWER FUNDING                                     Ba3         B+
       4,084,615     Term Loan, maturing March 12, 2011                                                          4,125,461
                                                                                                           ---------------
                                                                                                                63,558,548
                                                                                                           ---------------
                     TOTAL SENIOR LOANS
                      (COST $1,535,106,708)                                                                  1,544,048,996
                                                                                                           ---------------

OTHER CORPORATE DEBT: 0.2%

FINANCE: 0.1%
                     VALUE ASSET MANAGEMENT, INC.                            B3           B
       1,558,824     Senior Subordinated Bridge Note,
                     maturing August 31, 2005                                                                    1,527,648
                                                                                                           ---------------
                                                                                                                 1,527,648
                                                                                                           ---------------
HOME AND OFFICE FURNISHINGS, HOUSEWARES: 0.1%
                     SEALY MATTRESS COMPANY                                  B3          B-
       1,000,000     Unsecured Term Loan,
                     maturing April 05, 2013                                                                     1,022,500
                                                                                                           ---------------
                                                                                                                 1,022,500
                                                                                                           ---------------
                     TOTAL OTHER CORPORATE DEBT
                      (COST $2,557,681)                                                                          2,550,148
                                                                                                           ---------------

EQUITIES AND OTHER ASSETS: 0.1%

                     SECURITY DESCRIPTION                                                                       VALUE
--------------------------------------------------------------------------------------------------------------------------
        (@), (R)     Decision One Corporation (92,638 Common Shares)                                       $            --
        (@), (R)     Galey & Lord (49,843 Common Shares)                                                                --
        (@), (R)     Murray's Discount Auto Stores, Inc. (Escrow Interest)                                         133,153
        (@), (R)     Neoplan USA Corporation (1,627 Common Shares)                                                      --

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

                     SECURITY DESCRIPTION                                                                       VALUE
--------------------------------------------------------------------------------------------------------------------------
        (@), (R)     Neoplan USA Corporation (170,180 Series B Preferred Shares)                           $            --
        (@), (R)     Neoplan USA Corporation (101,690 Series C Preferred Shares)                                    19,321
        (@), (R)     Neoplan USA Corporation (330,600 Series D Preferred Shares)                                   330,600
        (@), (R)     New World Restaurant Group, Inc. (Warrants for 2,244 Common
                     Shares, Expires June 15, 2006)                                                                 30,788
        (@), (R)     Norwood Promotional Products, Inc. (16,551 Common Shares)                                          --
        (@), (R)     Safelite Glass Corporation (99,495 Common Shares)                                           1,106,384
        (@), (R)     Safelite Realty (6,716 Common Shares)                                                          36,938
        (@), (R)     Targus Group, Inc. (Warrants for 47,931 Common Shares,
                     Expires December 6, 2012)                                                                          --
                                                                                                           ---------------
                     TOTAL FOR EQUITIES AND OTHER ASSETS
                      (COST $514,026)                                                                            1,657,184
                                                                                                           ---------------
                     TOTAL LONG-TERM INVESTMENTS
                      (COST $1,538,178,415)                                                                  1,548,256,328
                                                                                                           ---------------

SHORT-TERM INVESTMENTS: 0.8%

PRINCIPAL AMOUNT     SECURITY DESCRIPTION                                                                       VALUE
--------------------------------------------------------------------------------------------------------------------------
$     12,000,000     State Street Repurchase Agreement dated 08/31/04, 0.750%
                     due 09/01/04, $12,000,250 due upon repurchase (Collateralized by $11,650,000 Federal Home Loan Mortgage Association, 7.000%,
                     Market Value $12,240,224 due 07/15/05)                                                     12,000,000
                                                                                                           ---------------
                     TOTAL SHORT-TERM INVESTMENTS
                      (COST $12,000,000)                                                                        12,000,000
                                                                                                           ---------------

                     TOTAL INVESTMENTS
                      (COST $1,550,178,415)**                                                 111.5%       $ 1,560,256,328
                     OTHER ASSETS AND LIABILITIES -- NET                                      (11.5)          (161,168,171)
                                                                                              -----        ---------------
                     NET ASSETS                                                               100.0%       $ 1,399,088,157
                                                                                              =====        ===============

----------
  * Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.
  + Bank Loans rated below Baa by Moody's Investor Services, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(1) The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
 NR  Not Rated.
(2)  Loan is on non-accrual basis.
(@)  Non-income producing security.
(R)  Restricted security.
 ** For federal income tax purposes cost of investments is $1,550,193,635 and net unrealized appreciation consists of the following:

                     Gross Unrealized Appreciation                  $  14,463,860
                     Gross Unrealized Depreciation                     (4,401,167)
                                                                    -------------
                     Net Unrealized Appreciation                    $  10,062,693
                                                                    =============

                 See Accompanying Notes to Financial Statements

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

SUB-ADVISER
ING Investment Management Co.
230 Park Avenue
New York, NY 10169

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-992-0180

INSTITUTIONAL INVESTORS AND ANALYSTS
Call ING Senior Income Fund
1-800-336-3436

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141

CUSTODIAN
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
355 South Grand Avenue
Los Angeles, California 90071

WRITTEN REQUESTS
Please mail all account inquiries and other comments to:
ING Senior Income Fund
c/o ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

TOLL-FREE SHAREHOLDER INFORMATION
Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

FOR MORE COMPLETE INFORMATION, OR TO OBTAIN A PROSPECTUS ON ANY ING FUND, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR ING FUNDS DISTRIBUTOR, LLC AT (800) 992-0180 OR LOG ON TO www.ingfunds.com. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING. CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS INFORMATION AND OTHER INFORMATION ABOUT THE FUND.

[ING FUNDS LOGO]                                   PRSAR-SIF       (0804-102904)

ITEM 2. CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund's Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund's Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)    The Code of Ethics is not required for the semi-annual filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)    Not required for semi-annual filing.

(b) The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING SENIOR INCOME FUND


By  /s/ James M. Hennessy
    ---------------------
        James M. Hennessy
        President and Chief Executive Officer

Date: NOVEMBER 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ James M. Hennessy
    ---------------------
        James M. Hennessy
        President and Chief Executive Officer

Date: NOVEMBER 5, 2004


By  /s/ Michael J. Roland
    ---------------------
        Michael J. Roland
        Executive Vice President and Chief Financial Officer

Date: NOVEMBER 5, 2004